UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02064
PAX WORLD FUNDS SERIES TRUST I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801

(Address of principal executive offices)	(Zip code)
Pax World Management LLC
30 Penhallow Street, Suite 400, Portsmouth, NH 03801
Attn.: Joseph Keefe

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-767-1729
Date of fiscal year end: December 31
Date of reporting period: 06/30/11
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Annual Report to Shareholders

The ESG Managers Asset Allocation Portfolios
ESG Managers® Aggressive Growth Portfolio
ESG Managers® Growth Portfolio
ESG Managers® Moderate Portfolio
ESG Managers® Conservative Portfolio

Pax World Management LLC is the investment adviser to ESG Managers® Portfolios

For More Information

General Fund Information
877.374.7678
Shareholder Account Information
888.374.8920
Account Inquiries
ESG Managers Portfolios
P.O. Box 9824
Providence, RI 02940-8024
Investment Adviser
Pax World Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
Transfer and
Dividend Disbursing Agent
BNY Mellon Asset Servicing
P.O. Box 9824
Providence, RI 02940-8024
Custodian
State Street Bank
and Trust Company
225 Franklin Street
Boston, MA 02110

Letter to Shareholders
by Joseph Keefe, President & CEO
Dear fellow shareholders,
As I write, Congress and the White House have just concluded a fractious tug-of-war over raising the nation’s debt ceiling, which simply enables the United States to pay for obligations that it has already incurred, that is to say, money that has already been appropriated by Congress. National politicians actually took the country to the brink of default before recovering their senses.
The market registered its discontent with this partisan spectacle—and perhaps with the outcome (an agreement that essentially kicks the problem down the road)—a few days later by dropping 513 points in a single day. On the very next day, Standard & Poor’s, one of the three major rating agencies, downgraded the nation’s credit rating for the first time in history, lowering it from AAA to AA+. S&P stated that its move was a result of reduced confidence in the ability of our nation’s policy makers and political institutions to address our fiscal and economic challenges. Looking at Treasury yields, however, one can only conclude that investors and lenders have a higher degree of confidence in the nation’s credit standing than does S&P.
Moreover, the problems in Washington are not the sole and likely not the primary cause of market volatility—we have also had to contend with the European debt crisis, higher oil prices accompanying the Arab Spring, a cooling economy in China, and other challenges. On the domestic front, we still have high unemployment, continued foreclosures and depressed housing prices while consumers are still digging out of debt rather than stirring demand so that corporations, understandably, continue to sit on the largest cash balances in history. With the consumer on the sidelines and the U.S. government officially out of the stimulus business, it may be that we will continue to see tepid growth, at best, for an extended period of time.
There is no doubt that the failures of policy makers, the anemic economy at home and volatile markets abroad makes it more difficult for businesses to plan for the future, and more difficult for investors to make informed decisions about where to allocate their resources. That said, our job at Pax World is to find opportunities to protect and grow your capital and income — even in the most volatile of markets. It doesn’t get any easier but we work very hard to meet this challenge. And we are not panicked. To the contrary, we remain confident in the resilience of the U.S. economy and in the careful investment approach we deploy on behalf of our shareholders.
Suffice it to say that the first six months of the year proved to be a particularly challenging investment environment. A six-month snapshot can be deceiving in any market, however, particularly for a fund family such as ours that focuses on stable, long-term growth rather than trying to shoot the lights out every quarter. When we talk about Sustainable Investing, we’re not only referring to the inclusion of environmental, social and governance (ESG) factors in our investment approach but also about constructing durable investment portfolios that deliver long-term value. That is our investment philosophy, and we believe it remains the best approach for investors even though short-term trends, and blips, and jitters, can sometimes test our intestinal fortitude.
So, while we expect muted growth, at best, over the remainder of 2011, we are optimistic as always that an investment approach focused on identifying and investing in the most sustainable companies is the best strategy for our shareholders, and the right strategy for our times. In this regard, I should underscore as well that we continue to actively engage companies and policy makers on a range of issues that we hope will prod markets in the direction of better social, environmental and financial outcomes.
Finally, I cannot help but note that while the world has focused on sovereign debt crises in Europe and political and fiscal paralysis in Washington, tens of thousands of children have starved to death in the Horn of Africa in one of the worst droughts and famines in recent memory. At Pax, our Global Citizen Program allows shareholders to contribute all or a portion of their dividends and capital gains to support the work of Mercy Corps (www.mercycorps.org) and Women Thrive Worldwide (www.womenthrive.org), two organizations working to lift families out of poverty across the globe.* In these difficult times, it always bears remembering that there are many who are much less fortunate than us. May we resolve, amidst all of the daily hullabaloo in Washington and on Wall Street, not to mention our ubiquitous, increasingly banal, celebrity-saturated media, that we keep these the least of our brothers and sisters in our thoughts and in our prayers, and perhaps most importantly, in our charitable giving.
Peace.
Joseph F. Keefe
President and CEO

1       The Global Citizen Program is not available to shareholders in ESG Managers Portfolios or ESG Shares ETFs.

The ESG Managers® Portfolios use multiple managers (“Sleeve Subadvisers”) and direct investments in mutual funds to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow environmental, social and governance (ESG) criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. The chart below lists these strategies.

Sleeve Subadviser or Fund Manager	Strategy
Access Capital Strategies	Investment Grade Fixed Income*
Ariel Investments, LLC	Small/Mid Cap Value
ClearBridge Advisors, LLC	Large Cap Value
Community Capital Management, Inc.	Investment Grade Fixed Income*
Miller/Howard Investments, Inc.	Equity Income
Everence Capital Management	Investment Grade Fixed Income
Neuberger Berman Management, LLC	Large Cap Blend
Parnassus Investments	Equity Income
Parnassus Investments	Small Cap
Portfolio 21 Investments	World Stock
Pax World Management LLC	Multi-Cap Equity
Pax World Management LLC	Global Green (Environmental Technologies)*
Pax World Management LLC	High Yield Bond *
Pax World Management LLC	Real Return
Pax World Management LLC	International Equity*
Schroder Investment Management, Ltd.	Emerging Markets Equity*
There can be no assurance that the performance of any Fund will be comparable to that of any model mutual fund or separate account strategy referred to above, or that the results achieved by a Sleeve Subadviser will correlate closely to that of the applicable model mutual fund or separate account strategy.

*	Some or all of the Sleeve Strategy represents direct investments in mutual fund shares (see Schedules of Investments).

June 30, 2011
Portfolio Commentary
Portfolio Construction Advisors
Jon Hale, Ph.D., CFA,
Managing Consultant, Morningstar Associates & Peter Di Teresa,
Senior Investment Consultant, Morningstar Associates
The ESG Managers Portfolios are diversified, multi-strategy funds, consisting of underlying equity and fixed-income strategies, all of which incorporate environmental, social, and governance factors in their investment process. The underlying strategies consist of separate accounts, mutual funds, and exchange-traded funds (ETFs). Assets are allocated to the underlying strategies primarily on the basis of Morningstar Associates’ long-term strategic asset allocation targets, although at any given time, allocations may diverge from the long-term targets due to specific market conditions and active decisions made by underlying managers or Morningstar Associates, in its role as portfolio construction manager. Under normal circumstances, the Aggressive Growth Portfolio will be invested 100% in equities; the Growth Portfolio will be invested approximately 80% in equities and 20% in bonds or cash; the Moderate Portfolio will be invested approximately 60% in equities and 40% in bonds or cash; and the Conservative Portfolio will be invested approximately 35% in equities and 65% in bonds or cash.
The first half of 2011 offered another bumpy ride for investors. After getting off to a strong start on news suggesting that the economic recovery was strengthening, stocks began to languish in March after the earthquake and tsunami in Japan and the “Arab Spring” political upheaval. Japan’s natural disaster disrupted the global supply chain, while the unrest in the Middle East and North Africa contributed to high oil prices. Emerging markets struggled on inflation concerns, while European markets continued to deal with the sovereign debt crisis. By the end of the period, the early-year optimism about the strength of the global recovery had given way to another bout of pessimism. Nonetheless, the S&P 500 Index1 ended the first half in positive territory, up 6%. Non-US stocks were also up, with the MSCI EAFE (Net) Index2 gaining 5%. After a flat first quarter, bonds finished the period up 2.7%, as measured by the Barclays Capital U.S. Aggregate Bond Index3, as fixed-income credits benefited from slowing economic growth and an easing of inflation fears.

June 30, 2011
Several changes were put into effect during the quarter. Effective May 1, the Board of Trustees approved changes to the strategic targets of the Aggressive Growth, Growth, and Moderate Portfolios.
For the Aggressive Growth Portfolio the strategic equity target was raised to 100% from 95%. While it remains possible for the Portfolio to have fixed-income positions, the change reflects the fact that the Portfolio is intended to be an all-equity portfolio under normal conditions.
The Growth Portfolio’s strategic equity target was raised to 80% from 70%. The allowable range of equity exposure under normal market conditions remains 60%-100%; the 80% target reflects the midpoint of the allowable range.
Similarly, the Moderate Portfolio’s strategic equity target was raised to 60% from 50%. The allowable range of equity exposure under normal market conditions remains 40%-80%; the 60% target reflects the midpoint of the allowable range.
In the Aggressive Growth, Growth, and Moderate Portfolios, we initiated positions in two exchange traded funds (ETFs), the Pax MSCI North America ESG Index (NASI) and the Pax MSCI EAFE ESG Index (EAPS). NASI holds 88% U.S. large-cap stocks and 12% Canadian stocks. It provides a low-cost way for the Portfolios to access domestic large caps. Similarly, EAPS provides a low-cost way for the Portfolios to get exposure to international large caps, while also diversifying the international portion of the Portfolio. Additionally, we can use these ETFs, when necessary, to raise or lower exposures to U.S. and international stocks quickly and cost effectively.
We further diversified the fixed-income portion of the Growth, Moderate, and Conservative Portfolios by investing directly in Access Capital Community Investment Fund (ACCSX) and CRA Qualified Investment Fund (CRANX), mutual funds managed by two of our bond managers.
After much of July was focused on the struggle in Washington over raising the U.S. debt limit, a stream of worse-than-expected economic news at the end of the month called into question the viability of the already modest recovery. Entering the second half, the Portfolios’ equity weightings were modestly underweight their targets, with overweights to U.S. equities and underweights to international equities, primarily in developed markets. Our fixed-income exposure is short duration and largely devoid of U.S. Treasuries. In the current environment, we

June 30, 2011
Portfolio Commentary, continued
believe this positioning can mitigate volatility yet still benefit from a pick-up in economic activity later in the year.
Aggressive Growth Portfolio
For the period from January 1, 2011 through June 30, 2011, the ESG Managers Aggressive Growth Portfolio had a total return of 4.96%, while its Blended Benchmark4 had a total return of 5.52%. The Portfolio’s underperformance of its Blended Benchmark was due to two international funds, Pax World International and Schroder Emerging Markets Equity. That said, Schroder Emerging Markets Equity’s 1.94% gain easily outperformed the MSCI Emerging Markets (Net) Index’s 0.88% gain, meaning that it was our exposure to emerging markets as an asset class—not the underlying fund—that hurt performance. Of course, we continue to view last December’s addition of Schroder Emerging Markets Equity as a plus for the Portfolios over the long term, given our view of the growing role of emerging markets in the global economy and their strong fundamentals relative to developed markets.
The underlying strategy that had the biggest positive impact on returns for the period was the dividend-oriented Miller/Howard Income-Equity, which posted a 11.71% return for the period. The biggest detractor from performance was Pax World International, which gained only 2.30%, well behind the MSCI EAFE (Net) Index.

	YTD	6/30/11	Net contribution
Contributors to Performance (1/1/11-6/30/11)	return	allocation	above benchmark
Miller/Howard Income-Equity	11.71%	6.10%	0.36%
ClearBridge ESG Large Cap Value	7.06%	17.10%	0.23%
Neuberger Berman Socially Responsive	6.07%	16.70%	0.15%

	YTD	6/30/11	Net contribution
Detractors from Performance (1/1/11-6/30/11)	return	allocation	above benchmark
Pax World International Fund	2.30%	11.60%	-0.26%
Parnassus Equity Income	4.01%	15.70%	-0.19%
Parnassus Small Cap	2.64%	5.10%	-0.16%

Growth Portfolio
For the period from January 1, 2011 through June 30, 2011, the ESG Managers Growth Portfolio had a total return of 4.67%, while its Blended Benchmark5 had a total return of 4.81%. The Portfolio’s slight underperformance of its Blended

June 30, 2011
Portfolio Commentary, continued
Benchmark was due to our exposure to Emerging Markets as an asset class, which hurt performance. The Portfolio’s underlying bond managers positively contributed, as they collectively outperformed the fixed-income portion of the Blended Benchmark (represented by the Barclays Capital U.S. Aggregate Index).
The underlying strategy that had the biggest positive impact on returns for the period was the dividend-oriented Miller/Howard Income-Equity, which posted a stellar 11.47% return for the period. The biggest detractor from performance was Pax World International, which gained 2.30%, well behind the MSCI EAFE (Net) Index.
Contributors to Performance (1/1/11-6/30/11)

	YTD	6/30/11	Net contribution
	return	Allocation	above benchmark
Miller/Howard Income-Equity	11.47%	6.40%	0.36%
ClearBridge ESG Large Cap Value	7.23%	12.70%	0.19%
Neuberger Berman Socially Responsive	6.43%	12.30%	0.13%
Detractors from Performance (1/1/11-6/30/11)

	YTD	6/30/11	Net contribution
	return	allocation	above benchmark
Pax World International Fund	2.30%	10.20%	-0.23%
Parnassus Small Cap	2.08%	4.70%	-0.17%
Parnassus Equity Income	4.36%	11.60%	-0.10%
Moderate Portfolio
For the period from January 1, 2011 through June 30, 2011, the ESG Managers Moderate Portfolio had a total return of 4.53%, while its Blended Benchmark6 had a total return of 4.24%. The Portfolio’s outperformance of its Blended Benchmark was due to strong stock and bond selection.
The underlying strategy that had the biggest positive impact on returns for the period was the dividend-oriented Miller/Howard Income-Equity, which posted a 11.58% return for the period. The biggest detractor from performance was Parnassus Equity Income, which gained 4.27%, well behind the S&P 500 Index.
Contributors to Performance (1/1/11-6/30/11)

	YTD	6/30/11	Net contribution
	return	allocation	above benchmark
Miller/Howard Income-Equity	11.58%	5.60%	0.31%
ClearBridge ESG Large Cap Value	7.26%	9.90%	0.14%
Everence Intermediate Bond	3.04%	19.20%	0.10%

June 30, 2011
Portfolio Commentary, continued
Detractors from Performance (1/1/11-6/30/11)

	YTD	6/30/11	Net contribution
	return	allocation	above benchmark
Parnassus Equity Income	4.27%	9.50%	-0.11%
Pax World International Fund	2.30%	4.20%	-0.10%
Parnassus Small Cap	2.36%	2.10%	-0.07%
Conservative Portfolio
For the period from January 1, 2011 through June 30, 2011, the ESG Managers Conservative Portfolio had a total return of 4.14%, while its Blended Benchmark7 had a total return of 3.79%.
The underlying strategy that had the biggest positive impact on returns for the period was the dividend-oriented Miller/Howard Income-Equity, which posted a 11.83% return year-to-date. The biggest detractor from performance was Pax World International, which gained 2.30%, well behind the MSCI EAFE (Net) Index.
Contributors to Performance (1/1/11-6/30/11)

	YTD	6/30/11	Net contribution
	return	allocation	above benchmark
Miller/Howard Income-Equity	11.83%	3.60%	0.22%
Everence Intermediate Bond	3.13%	29.00%	0.15%
Neuberger Berman Socially Responsible	6.64%	6.00%	0.08%
Detractors from Performance (1/1/11-6/30/11)

	YTD	6/30/11	Net contribution
	return	allocation	above benchmark
Pax World International Fund	2.30%	3.40%	-0.09%
Parnassus Small Cap	2.00%	2.00%	-0.07%
Parnassus Equity Income	4.45%	5.70%	-0.04%

[1]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.

[2]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2011 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[3]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[4]	The Blended Benchmark is composed of 60% S&P 500 Index, 35% MSCI EAFE (Net) Index and 5% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

June 30, 2011
Portfolio Commentary, continued

[5]	The Blended Benchmark is composed of 45% S&P 500 Index, 25% MSCI EAFE (Net) Index and 30% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[6]	The Blended Benchmark is composed of 33% S&P 500 Index, 17% MSCI EAFE (Net) Index and 50% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[7]	The Blended Benchmark is composed of 23% S&P 500 Index, 12% MSCI EAFE (Net) Index and 65% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.
The portfolio commentary in this report provides insight in an effort to help you examine your fund. The views expressed therein are those of the portfolio construction advisors and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Pax World Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

June 30, 2011
Aggressive Growth Portfolio
Portfolio Highlights
Returns—Period ended June 30, 2011

		Total Return		Average Annual Returns
				Since
Share class		YTD	1 Year	Inception[1]
Class A2 (PAGAX)	NAV[3]	4.96%	27.33%	10.14%
	POP	-0.73%	20.29%	6.04%
Institutional Class (PAGIX)		5.21%	27.83%	10.57%
Class C4 (PAGCX)	NAV[3]	4.62%	26.47%	9.36%
	CDSC	3.57%	25.21%
Blended Index[5,6,7,8,10]		5.52%	29.24%	10.91%
Lipper Multi-Cap Core Funds Index[9,10]		6.07%	31.16%	14.19%

Total returns for periods of less than one year have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 60% S&P 500 Index, 35% MSCI EAFE (Net) Index and 5% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2011 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in

June 30, 2011

any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Aggressive Growth Portfolio, the Blended Index and the Lipper Multi-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
Cash & Equivalents	2.0%
U.S. Stocks	65.9%
Foreign Stocks	23.9%
U.S. Bonds	0.0%*
Foreign Bonds	0.0%*
Non-Affiliated Investment Companies & Exchange Traded Funds	8.2%

Total	100.0%

*	Rounds to less than 0.1%
Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	17.1%
Miller/Howard Income-Equity	6.1%
Parnassus Equity Income	15.7%
Neuberger Berman Socially Responsive Large Cap Blend	16.7%
Pax MSCI North America ESG Index ETF	2.0%
Pax World Multi-Cap Equity	5.2%
Small/Mid-Cap
Ariel Small/Mid Cap Value	4.8%
Parnassus Small Cap	5.1%
International/World
Pax World International Equity	11.6%
Pax MSCI EAFE ESG Index ETF	1.7%
Portfolio 21 World Stock	6.1%
Schroder Emerging Markets Equity	4.2%
Sector Specific
Pax World Global Green (Environmental Technologies)	3.8%

Total Equities	100.1%
FIXED INCOME
High Yield
Pax World High Yield Bond	0.0%*
Total Fixed Income	0.0%*

Other	-0.1%

Total	100.0%

*	Rounds to less than 0.1%.

June 30, 2011
Aggressive Growth Portfolio, continued
Top Ten Holdings

Company	Percent of Net Assets
Google, Inc., Class A	1.7%
Procter & Gamble Co., The	1.3%
JPMorgan Chase & Co.	1.2%
Target Corp.	1.1%
Danaher Corp.	1.1%
Bank of New York Mellon Corp., The	1.0%
McCormick & Co., Inc.	1.0%
MasterCard, Inc., Class A	0.9%
Wells Fargo & Co.	0.9%
Teleflex, Inc.	0.8%

Total	11.0%
Excludes Affiliated and Non-Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value
Consumer Discretionary	9.0%
Consumer Staples	7.9%
Energy	10.5%
Financials	13.5%
Health Care	10.0%
Industrials	12.6%
Information Technology	15.1%
Materials	3.9%
Telecommunication Services	2.8%
Utilities	4.5%
Non-Affiliated Investment Companies & Exchange Traded Funds	8.2%
Cash & Equivalents	2.0%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2011
Growth Portfolio
Portfolio Highlights
Returns—Period Ended June 30, 2011

		Total Return		Average Annual Returns
				Since
Share class		YTD	1 Year	Inception[1]
Class A2 (PGPAX)	NAV[3]	4.67%	21.85%	9.81%
	POP	-1.01%	15.25%	5.72%
Institutional Class (PMIIX)		4.78%	22.07%	9.99%
Class C4 (PWCCX)	NAV[3]	4.25%	20.93%	8.95%
	CDSC	3.21%	19.73%
Blended Index[5,6,7,8,10]		4.81%	22.30%	9.97%
Lipper Mixed-Assets Target Allocation
Growth Funds Index[9,10]		4.98%	23.17%	10.93%

Total returns for periods of less than one year have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which,if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 45% S&P 500 Index, 25% MSCI EAFE (Net) Index and 30% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2011 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation

June 30, 2011
Growth Portfolio, continued

Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Growth Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
Asset Allocation

Percent of Market Value
Cash & Equivalents	3.0%
U.S. Stocks	50.4%
Foreign Stocks	19.8%
U.S. Bonds	13.8%
Foreign Bonds	1.5%
Non-Affiliated Investment Companies & Exchange Traded Funds	11.5%

Total	100.0%
Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	12.7%
Miller/Howard Income-Equity	6.4%
Parnassus Equity Income	11.6%
Neuberger Berman Socially Responsive Large Cap Blend	12.3%
Pax MSCI North America ESG Index ETF	1.1%
Pax World Multi-Cap Equity	4.3%
Small/Mid-Cap
Ariel Small/Mid Cap Value	3.4%
Parnassus Small Cap	4.7%
International/World
Pax World International Equity	10.2%
Pax MSCI EAFE ESG Index ETF	0.0%*
Portfolio 21 World Stock	6.1%
Schroder Emerging Markets Equity	4.2%
Sector Specific
Pax World Global Green (Environmental Technologies)	2.2%

Total Equities	79.2%

June 30, 2011
Growth Portfolio, continued
Manager Allocation (continued)

Manager/Strategy	Percent of Net Assets
FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	2.5%
Community Capital Investment Grade Fixed Income	2.2%
Everence Investment Grade Fixed Income	4.8%
Inflation-Protected
Pax World Real Return	3.8%
High Yield
Pax World High Yield Bond	7.6%

Total Fixed Income	20.9%
Other	-0.1%

Total	100.0%

*	Rounds to less than 0.1%.
Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	1.2%
Procter & Gamble Co., The	0.9%
JPMorgan Chase & Co.	0.9%
Danaher Corp.	0.8%
Target Corp.	0.8%
Bank of New York Mellon Corp., The	0.7%
MasterCard, Inc., Class A	0.7%
McCormick & Co., Inc.	0.7%
Wells Fargo & Co.	0.7%
Teleflex, Inc.	0.7%

Total	8.1%
Excludes Affiliated and Non-Affiliated Investment Companies.
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets
United States Treasury Note (TIPS), 0.500%, 04/15/15	0.6%
United States Treasury Note (TIPS), 1.750%, 01/15/28	0.6%
Fannie Mae, 5.375%, 07/15/16	0.5%
United States Treasury Note (TIPS), 1.375%, 07/15/18	0.5%
United States Treasury Note (TIPS), 1.625%, 01/15/15	0.4%
United States Treasury Note (TIPS), 2.375%, 01/15/25	0.3%
United States Treasury Note (TIPS), 1.125%, 01/15/21	0.3%
Intl. Bank For Reconstruction & Dev., 2.000%, 12/04/13	0.3%
Freddie Mac, 5.000% 06/01/39	0.2%
United States Treasury Note (TIPS), .125%, 04/15/16	0.2%

Total	3.9%
Excludes Affiliated and Non-Affiliated Investment Companies.

June 30, 2011
Growth Portfolio, continued
Sector Diversification

Sector	Percent of Market Value
Bonds	15.3%
Corporate: 9.6%, Agency/Gov’t Related: 1.1%, Mortgage Backed: 0.9%. Treasury: 3.7%
Consumer Discretionary	6.9%
Consumer Staples	6.0%
Energy	8.4%
Financials	10.5%
Health Care	8.1%
Industrials	9.3%
Information Technology	11.7%
Materials	3.1%
Telecommunication Services	2.5%
Utilities	3.7%
Non-Affiliated Investment Companies & Exchange Traded Funds	11.5%
Cash & Equivalents	3.0%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2011
Moderate Portfolio
Portfolio Highlights
Returns—Period ended June 30. 2011

		Total Return		Average Annual Returns
				Since
Share class		YTD	1 Year	Inception[1]
Class A2 (PMPAX)	NAV[3]	4.53%	15.89%	8.17%
	POP	-1.17%	9.56%	4.14%
Institutional Class (PWPIX)		4.64%	16.11%	8.41%
Class C4 (PWPCX)	NAV[3]	4.12%	14.93%	7.33%
	CDSC	3.08%	13.79%
Blended Index[5,6,7,8,10]		4.24%	16.89%	9.09%
Lipper Mixed-Assets Target Allocation
Moderate Funds Index[9,10]		4.52%	19.89%	10.11%

Total returns for periods of less than one year have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 33% S&P 500 Index, 17% MSCI EAFE (Net) Index and 50% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2011 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target

June 30, 2011
Moderate Portfolio, continued

Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Moderate Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
Cash & Equivalents	3.4%
U.S. Stocks	36.3%
Foreign Stocks	12.1%
U.S. Bonds	32.3%
Foreign Bonds	0.8%
Non-Affiliated Investment Companies & Exchange Traded Funds	15.1%

Total	100.0%
Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	9.9%
Miller/Howard Income-Equity	5.6%
Parnassus Equity Income	9.5%
Neuberger Berman Socially Responsive Large Cap Blend	9.2%
Pax MSCI North America ESG Index ETF	0.8%
Pax World Multi-Cap Equity	2.9%
Small/Mid-Cap
Ariel Small/Mid Cap Value	2.2%
Parnassus Small Cap	2.1%
International/World
Pax World International Equity	4.2%
Pax MSCI EAFE ESG Index ETF	0.3%
Portfolio 21 World Stock	5.7%
Schroder Emerging Markets Equity	3.6%
Sector Specific
Pax World Global Green (Environmental Technologies)	2.1%

Total Equities	58.1%

June 30, 2011
Moderate Portfolio, continued
Manager Allocation (continued)

Manager/Strategy	Percent of Net Assets
FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	4.8%
Community Capital Investment Grade Fixed Income	5.6%
Everence Investment Grade Fixed Income	19.2%
Inflation-Protected
Pax World Real Return	8.0%
High Yield
Pax World High Yield Bond	4.3%

Total Fixed Income	41.9%

Total	100.0%
Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	0.9%
Procter & Gamble Co., The	0.7%
JPMorgan Chase & Co.	0.7%
Target Corp.	0.6%
Danaher Corp.	0.6%
Bank of New York Mellon Corp., The	0.5%
Wells Fargo & Co.	0.5%
McCormick & Co., Inc.	0.5%
MasterCard, Inc., Class A	0.5%
Waste Management, Inc.	0.5%

Total	6.0%
Excludes Affiliated and Non-Affiliated Investment Companies.
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets
Fannie Mae, 5.375%, 07/15/16	1.6%
Ginnie Mae, 3.460%, 05/16/36	1.3%
United States Treasury Note (TIPS), 0.500%, 04/15/15	1.3%
Ginnie Mae, 4.500%, 08/20/40	1.3%
Kirkwood Cmnty College Iowa New Jobs Training, 2.500%, 06/01/17	1.3%
United States Treasury Note (TIPS), 1.375%, 07/15/18	0.9%
United States Treasury Note (TIPS), 1.625%, 01/15/15	0.9%
Freddie Mac, 5.000%, 07/15/37	0.9%
United States Treasury Note (TIPS), 1.750%, 01/15/28	0.8%
Intl. Bank For Reconstruction & Dev., 2.000%, 12/04/13	0.8%

Total	11.1%
Excludes Affiliated and Non-Affiliated Investment Companies.

June 30, 2011
Moderate Portfolio, continued
Sector Diversification

Sector	Percent of Market Value
Bonds	33.1%
Corporate: 13.5%, Agency/Gov’t Related: 3.6%, Municipal: 1.8%, Mortgage Backed: 6.9%, Treasury: 7.3%
Consumer Discretionary	4.6%
Consumer Staples	4.2%
Energy	5.9%
Financials	6.9%
Health Care	5.6%
Industrials	6.6%
Information Technology	8.1%
Materials	2.1%
Telecommunication Services	1.6%
Utilities	2.8%
Non-Affiliated Investment Companies & Exchange Traded Funds	15.1%
Cash & Equivalents	3.4%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2011
Conservative Portfolio
Portfolio Highlights
Returns—Period ended June 30, 2011

		Total Return		Average Annual Returns
				Since
Share class		YTD	1 Year	Inception[1]
Class A2 (PWMAX)	NAV[3]	4.14%	12.79%	7.87%
	POP	-1.45%	6.66%	3.85%
Institutional Class (PWMIX)		4.25%	13.00%	8.10%
Class C4 (PWMCX)	NAV[3]	3.80%	11.95%	7.02%
	CDSC	2.77%	10.83%
Blended Index[5,6,7,8,10]		3.79%	12.91%	8.29%
Lipper Mixed-Assets Target Allocation
Conservative Funds Index[9,10]		3.73%	12.64%	8.70%

Total returns for periods of less than one year have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 23% S&P 500 Index, 12% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2011 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target

June 30, 2011
Conservative Portfolio, continued

Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Conservative Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Conservative Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
Cash & Equivalents	3.3%
U.S. Stocks	24.5%
Foreign Stocks	9.1%
U.S. Bonds	50.1%
Foreign Bonds	0.9%
Non-Affiliated Investment Companies & Exchange Traded Funds	12.1%

Total	100.0%
Manager Allocation

Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	5.9%
Miller/Howard Income-Equity	3.6%
Parnassus Equity Income	5.7%
Neuberger Berman Socially Responsive Large Cap Blend	6.0%
Pax World Multi-Cap Equity	2.0%
Small/Mid-Cap
Ariel Small/Mid Cap Value	2.1%
Parnassus Small Cap	2.0%
International/World
Pax World International Equity	3.4%
Portfolio 21 World Stock	4.6%
Schroder Emerging Markets Equity	2.7%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.4%

Total Equities	39.4%

June 30, 2011
Conservative Portfolio, continued
Manager Allocation (continued)

Strategy	Percent of Net Assets
FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	2.0%
Community Capital Investment Grade Fixed Income	14.6%
Everence Investment Grade Fixed Income	29.0%
Inflation-Protected
Pax World Real Return	10.4%
High Yield
Pax World High Yield Bond	4.6%

Total Fixed Income	60.6%
Total	100.0%
Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	0.6%
Procter & Gamble Co., The	0.4%
JPMorgan Chase & Co.	0.4%
Target Corp.	0.4%
Danaher Corp.	0.4%
Bank of New York Mellon Corp., The	0.4%
MasterCard, Inc., Class A	0.3%
McCormick & Co., Inc.	0.3%
Wells Fargo & Co.	0.3%
Teleflex, Inc.	0.3%

Total	3.8%
Excludes Affiliated and Non-Affiliated Investment Companies.
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets
Ginnie Mae, 4.500%, 11/20/40	4.2%
Fannie Mae, 5.375%, 07/15/16	2.7%
Ginnie Mae, 4.500%, 01/15/40	1.8%
United States Treasury Note (TIPS), 1.375%, 07/15/18	1.6%
United States Treasury Note (TIPS), 1.625%, 01/15/15	1.5%
Ginnie Mae, 4.500%, 08/20/40	1.4%
Freddie Mac, 5.000%, 07/15/37	1.4%
United States Treasury Note (TIPS), 2.375%, 01/15/25	1.3%
Ginnie Mae, 4.180%, 01/16/38	1.3%
Intl. Bank For Reconstruction & Dev., 2.000%, 12/04/13	1.2%

Total	18.4%
Excludes Affiliated and Non-Affiliated Investment Companies.

June 30, 2011
Conservative Portfolio, continued
Sector Diversification

Sector	Percent of Market Value
Bonds	51.0%
Corporate: 19.5%, Agency/Gov’t Related: 5.3%, Mortgage Backed: 16.6%, Treasury: 9.6%
Consumer Discretionary	3.3%
Consumer Staples	2.8%
Energy	3.8%
Financials	4.9%
Health Care	4.0%
Industrials	4.7%
Information Technology	5.6%
Materials	1.5%
Telecommunication Services	1.1%
Utilities	1.9%
Non-Affiliated Investment Companies & Exchange Traded Funds	12.1%
Cash & Equivalents	3.3%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

June 30, 2011
Sustainable Investing
Senior Vice President for Sustainable Investing
Julie Gorte, Ph.D.
Sustainability Update
The proxy season of 2011 was the busiest ever for Pax World. All told, we voted 1,601 proxies for 714 companies, voting with management 20% of the time and against management, or abstaining, 80% of the time on management proposals. We voted for shareholder proposals on company ballots in 80% of cases. While proxies may contain many individual proposals and many ballots are unique, a few factors stood out: we tended to vote against management primarily due to insufficient board diversity, when boards were classified (or not elected all at once), and when we believed that company executive compensation plans were overly generous or not well aligned with performance.
In 2011, we revised our proxy voting policies to strengthen standards for gender diversity on boards. Pax has always opposed slates of board candidates that included no women or minorities, and has written letters to the companies explaining why. But we have also noted, as the percentage of women on boards has crept up—far too gradually—that far too many companies have adopted a minimalist approach to board diversity, checking off the box and considering their boards “diverse” if they include a single woman. Global figures from Governance Metrics International (GMI) show that, among the approximately 4,200 companies GMI rates, the average board has ten people, only one of whom is a woman. Given the contributions women make to corporate governance, and the fact, borne out by many academic studies, that diverse groups do a better job of decision-making than homogeneous ones, the check-box approach smacks of tokenism and simply will not do. So, Pax amended its proxy voting policies to withhold votes from most director slates if they included fewer than two women. While this means that we routinely withhold votes from many board slates, we believe that it is important that companies begin hearing that gender diversity on their boards needs to be made a priority. During the height of the proxy season—from March through June—Pax withheld votes from or voted against boards at 264 companies for insufficient gender diversity, and 138 of those companies had only a single woman among the director candidates.
Pax World also engages in various forms of shareholder advocacy each year,

June 30, 2011
Sustainability Report, continued
and this year our advocacy focused on environmental and governance issues, and women’s empowerment. Pax joined with other investors several times to support environmental initiatives ranging from support for stronger environmental standards (such as fuel economy, greenhouse gas regulation and support for clean energy) to better company disclosure of environmental impacts, including climate-related risks and opportunities, risks and opportunities related to the availability of water and deforestation impacts of supply chains. Our governance advocacy focused on executive compensation—in particular, advocating for annual advisory votes on executive compensation in the US and Canada—and on companies’ board membership in industry associations that have opposed regulation of greenhouse gas emissions or clean energy standards.
On women’s empowerment, Pax continues to co-lead an initiative of the United Nations Principles for Responsible Investment focusing on board diversity, and this year we also launched our “Say No to All Male Boards” campaign, urging investors, mutual funds and asset owners to withhold votes from all-male board slates and follow up with letters to companies explaining the reasons for those votes.
Investor advocacy for better environmental, social and governance performance and disclosure is something that rarely achieves results quickly, but over the long term often does. It was largely due to investor advocacy that U.S. companies are now required to offer shareholders the ability to cast advisory votes on executive compensation, for example. Investor interest in board diversity provided the spark that led several countries (e.g., Great Britain, France, Germany, Spain, Norway, Australia and Italy) to undertake stronger measures to encourage or require gender diversity on corporate boards. This work, whether we do it alone or as part of investor coalitions, does make a difference over time, and we intend to keep doing it.

June 30, 2011
Shareholder Expense Examples
Examples As a shareholder of the ESG Managers® Aggressive Growth, Growth, Moderate or Conservative Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the prospectus or talk to your financial adviser.
The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2011 and ending on June 30, 2011.
Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $6 to the estimated expenses paid during the period.
Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

June 30, 2011
Shareholder Expense Examples, continued
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account Value	Account Value	Expense	Expenses Paid
Based on Actual Fund Return	(1/1/11)	(6/30/11)	Ratio	During Period[1]
Aggressive Growth — Class A	$1,000.00	$1,049.60	1.22%	$6.20
Aggressive Growth — Institutional	1,000.00	1,052.10	0.97%	4.94
Aggressive Growth — Class C	1,000.00	1,046.20	1.97%	9.99

Growth — Class A	1,000.00	1,046.70	1.03%	5.23
Growth — Institutional	1,000.00	1,047.80	0.78%	3.96
Growth — Class C	1,000.00	1,042.50	1.78%	9.01

Moderate — Class A	1,000.00	1,045.30	1.01%	5.12
Moderate — Institutional	1,000.00	1,046.40	0.76%	3.86
Moderate — Class C	1,000.00	1,041.20	1.76%	8.91

Conservative — Class A	1,000.00	1,041.40	0.96%	4.86
Conservative — Institutional	1,000.00	1,042.50	0.71%	3.60
Conservative — Class C	1,000.00	1,038.00	1.71%	8.64

[1]	Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2011 and ending on June 30, 2011).

	Beginning	Ending	Annualized
Based on Hypothetical 5% Return	Account Value	Account Value	Expense	Expenses Paid
(before expenses)	(1/1/11)	(6/30/11)	Ratio	During Period[1]
Aggressive Growth — Class A	$1,000.00	$1,018.74	1.22%	$6.11
Aggressive Growth — Institutional	1,000.00	1,019.98	0.97%	4.86
Aggressive Growth — Class C	1,000.00	1,015.03	1.97%	9.84

Growth — Class A	1,000.00	1,019.69	1.03%	5.16
Growth — Institutional	1,000.00	1,020.93	0.78%	3.91
Growth — Class C	1,000.00	1,015.97	1.78%	8.90

Moderate — Class A	1,000.00	1,019.79	1.01%	5.06
Moderate — Institutional	1,000.00	1,021.03	0.76%	3.81
Moderate — Class C	1,000.00	1,016.07	1.76%	8.80

Conservative — Class A	1,000.00	1,020.03	0.96%	4.81
Conservative — Institutional	1,000.00	1,021.27	0.71%	3.56
Conservative — Class C	1,000.00	1,016.31	1.71%	8.55

[1]	Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2011 and ending on June 30, 2011).

June 30, 2011
Schedule of Investments (Unaudited)
ESG Managers® Aggressive Growth Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
STOCKS: 76.1%

COMMON STOCK: 76.0%

Consumer Discretionary: 8.2%
Accor SA	80	$3,579
Arbitron, Inc.	150	6,200
Best Buy Co., Inc.	44	1,382
BorgWarner, Inc. (a)	33	2,666
Cinemark Holdings, Inc.	188	3,893
Comcast Corp, Class A	832	20,159
Darden Restaurants, Inc.	25	1,244
Denso Corp.	87	3,236
DeVry, Inc.	160	9,461
DISH Network Corp., Class A (a)	671	20,580
Electrolux AB, Series B	90	2,152
Expedia, Inc.	63	1,826
GameStop Corp., Class A (a)	18	480
Gannett Co, Inc.	735	10,525
Hanesbrands, Inc. (a)	325	9,279
Hennes & Mauritz AB, B Shares	106	3,655
Home Depot, Inc.	357	12,931
International Game Technology	570	10,021
Interpublic Group of Cos., Inc., The	840	10,500
Johnson Controls, Inc.	358	14,914
KB Home	470	4,597
Lowe’s Cos., Inc.	85	1,981
Macy’s, Inc.	16	468
McDonald’s Corp.	156	13,154
Meredith Corp.	170	5,292
Mohawk Industries, Inc. (a)	150	8,999
Newell Rubbermaid, Inc.	500	7,890
News Corp., Class A	1,650	29,205
NIKE, Inc., Class B	326	29,333
Nordstrom, Inc.	165	7,745
Pulte Group, Inc. (a)	980	7,507
Reed Elsevier PLC	266	2,422
Royal Caribbean Cruises, Ltd. (a)	250	9,410
Scripps Networks Interactive, Class A	589	28,790
SES SA	683	19,187
Sharp Corp./Japan	215	1,962
Sotheby’s	70	3,045
Staples, Inc.	244	3,855
Target Corp.	1,396	65,486
Tiffany & Co.	80	6,282
Time Warner Cable, Inc.	344	26,846
Time Warner, Inc.	716	26,042
Toll Brothers, Inc. (a)	200	4,149
Washington Post Co., The, Class B	10	4,191

		466,521

Consumer Staples: 6.6%
Carrefour SA (a)	80	3,289
Coca-Cola Co., The	210	14,131
Corn Products International, Inc.	102	5,639
Cosan, Ltd., Class A	89	1,094
Costco Wholesale Corp.	232	18,848
CVS Caremark Corp.	1,009	37,918
Energizer Holdings, Inc. (a)	60	4,342
Hansen Natural Corp. (a)	37	2,995
HJ Heinz Co.	124	6,607
JM Smucker Co., The	307	23,467
Kellogg Co.	238	13,166
Kimberly-Clark Corp.	382	25,426
L’Oreal SA	31	4,023
McCormick & Co., Inc.	1,152	57,105
Natura Cosmeticos SA	133	3,324
PepsiCo, Inc.	288	20,284
Procter & Gamble Co., The	1,151	73,169
Safeway, Inc.	467	10,914
Sysco Corp.	741	23,104
Tesco PLC	355	2,294
Unilever PLC, ADR	269	8,712
United Natural Foods, Inc. (a)	101	4,309
WD-40 Co.	425	16,591

		380,751

Energy: 9.4%
Apache Corp.	90	11,105
Baker Hughes, Inc.	121	8,780
BG Group PLC, ADR	364	41,587
Canadian Natural Resources, Ltd.	11	460
Cimarex Energy Co.	272	24,458
ConocoPhillips	496	37,294
Contango Oil & Gas Co. (a)	75	4,383
El Paso Corp.	1,376	27,795
Energen Corp.	755	42,658
Energy XXI (Bermuda), Ltd. (a)	120	3,986
Enerplus Corp.	425	13,430
Ensco PLC , ADR	142	7,569
EQT Corp.	130	6,828
Kinder Morgan Management LLC, LP	338	22,170
Newfield Exploration Co. (a)	644	43,805
Noble Corp.	422	16,631
Noble Energy, Inc.	244	21,870
Penn West Petroleum, Ltd.	10	231
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCK, continued

Energy, continued
Petroleo Brasileiro SA, ADR	242	$8,194
Plains Exploration & Production Co. (a)	840	32,021
Provident Energy, Ltd.	375	3,349
Quicksilver Resources, Inc. (a)	863	12,738
Range Resources Corp.	23	1,277
Royal Dutch Shell PLC, ADR	402	28,594
Sasol Ltd., ADR	29	1,534
Seadrill, Ltd.	317	11,184
SM Energy Co.	50	3,674
Southern Union Co.	152	6,103
Spectra Energy Corp.	800	21,928
Statoil ASA, ADR	557	14,176
Suncor Energy, Inc.	481	18,807
W&T Offshore, Inc.	940	24,552
Weatherford International, Ltd. (a)	643	12,055
Williams Cos., Inc., The	222	6,715

		541,941

Financials: 11.5%
Aflac, Inc.	280	13,070
American Express Co.	351	18,147
Annaly Capital Management, Inc., REIT	375	6,765
Artio Global Investors, Inc.	625	7,063
Banco Bradesco SA, ADR	122	2,500
Bank of America Corp.	1,096	12,012
Bank of Montreal	74	4,703
Bank of New York Mellon Corp., The	2,304	59,028
BlackRock, Inc.	158	30,306
British Land Co. PLC, REIT	177	1,731
CB Richard Ellis Group, Inc., Class A (a)	365	9,165
Charles Schwab Corp., The	2,752	45,270
Chubb Corp.	154	9,642
Cincinnati Financial Corp.	213	6,215
City National Corp.	70	3,798
Digital Realty Trust, Inc., REIT	147	9,082
First American Financial Corp.	830	12,990
First Horizon National Corp.	800	7,632
Glacier Bancorp, Inc.	330	4,448
Growthpoint Properties, Ltd.	563	1,523
HCC Insurance Holdings, Inc.	175	5,513
HCP, Inc., REIT	267	9,796
Hospitality Properties Trust, REIT	260	6,305
HSBC Holdings PLC	253	2,508
Itau Unibanco Holding SA, ADR	89	2,096
Janus Capital Group, Inc.	1,015	9,582
Jones Lang LaSalle, Inc.	105	9,902
JPMorgan Chase & Co.	1,714	70,171
Lazard, Ltd., LP, Class A	260	9,646
Loews Corp.	326	13,721
Marsh & McLennan Cos., Inc.	536	16,718
MetLife, Inc.	214	9,388
Och-Ziff Capital Mgmt. Group, LP, Class A	53	735
optionsXpress Holdings, Inc.	158	2,635
Pinnacle Financial Partners, Inc. (a)	380	5,913
Plum Creek Timber Co., Inc., REIT	39	1,581
Potlatch Corp., REIT	89	3,139
PrivateBancorp, Inc.	150	2,070
Progressive Corp., The	2,130	45,539
Royal Bank of Canada	350	19,961
Royal Bank of Canada (Canadian)	49	2,801
SEI Investments Co.	1,040	23,410
State Street Corp.	302	13,617
Tower Group, Inc.	460	10,957
Travelers Cos., Inc., The	243	14,186
U.S. Bancorp	349	8,903
Unibail-Rodamco SE, REIT	15	3,466
UniCredit SpA	388	821
Valley National Bancorp	359	4,886
Wells Fargo & Co.	1,947	54,633
Westpac Banking Corp.	87	2,087
Willis Group Holdings PLC	78	3,207

		654,983

Health Care: 8.9%
Abbott Laboratories	282	14,839
Amgen, Inc. (a)	60	3,501
Baxter International, Inc.	160	9,550
Becton Dickinson & Co.	450	38,777
Bio-Rad Laboratories, Inc., Class A (a)	100	11,936
Bristol-Myers Squibb Co.	194	5,618
Covidien PLC	570	30,341
Cyberonics, Inc. (a)	125	3,494
Eli Lilly & Co.	170	6,380
Furiex Pharmaceutical, Inc. (a)	150	2,669
Genomic Health, Inc. (a)	150	4,187
Gen-Probe, Inc. (a)	170	11,756
Gilead Sciences, Inc. (a)	251	10,394
GlaxoSmithKline PLC, ADR	238	10,210
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCK, continued

Health Care continued
Hospira, Inc. (a)	785	$44,478
Human Genome Sciences, Inc. (a)	20	491
Johnson & Johnson	479	31,863
LHC Group, Inc. (a)	265	6,111
Life Technologies Corp. (a)	71	3,697
Merck & Co., Inc.	685	24,174
Mylan, Inc. (a)	240	5,921
Novartis AG	160	9,806
Novartis AG, ADR	268	16,377
Novo Nordisk A/S	102	12,778
Novo Nordisk A/S, ADR	154	19,293
Olympus Corp.	87	2,936
Pfizer, Inc.	912	18,787
Roche Holding AG	95	15,905
Roche Holding AG, ADR	792	33,232
Salix Pharmaceuticals, Ltd. (a)	110	4,381
Sirona Dental Systems, Inc. (a)	50	2,655
Smith & Nephew PLC	266	2,851
St. Jude Medical, Inc.	20	954
Teleflex, Inc.	800	48,848
Teva Pharmaceutical Industries, Ltd., ADR	130	6,269
Thermo Fisher Scientific, Inc. (a)	14	901
VCA Antech, Inc. (a)	375	7,950
Waters Corp. (a)	58	5,553
WellPoint, Inc.	149	11,736
Zimmer Holdings, Inc. (a)	160	10,111

		511,710

Industrials: 9.2%
3M Co.	335	31,775
ABB, Ltd. (a)	133	3,456
Abengoa SA	89	2,698
Apogee Enterprises, Inc.	119	1,524
Atlas Copco AB, A Shares	213	5,610
Brady Corp., Class A	240	7,694
Brink’s Co., The.	265	7,905
Canadian National Railway Co.	185	14,782
Canadian Pacific Railway, Ltd.	40	2,496
CCR SA	55	1,637
Cooper Industries PLC	300	17,901
Cummins, Inc.	60	6,209
Danaher Corp.	1,234	65,390
Deere & Co.	151	12,450
Deutsche Post AG	177	3,403
Dun & Bradstreet Corp.	95	7,176
East Japan Railway Co.	65	3,723
Eaton Corp.	90	4,631
Emerson Electric Co.	479	26,944
Expeditors International of Washington, Inc.	83	4,249
General Electric Co.	1,069	20,161
Herman Miller, Inc.	1,135	30,895
Honeywell International, Inc.	387	23,061
ICF International, Inc. (a)	440	11,167
IDEX Corp.	355	16,277
Illinois Tool Works, Inc.	238	13,445
Ingersoll-Rand PLC	75	3,406
Insperity, Inc.	245	7,254
Interface, Inc., Class A	465	9,007
Iron Mountain, Inc.	300	10,227
Kurita Water Industries, Ltd.	109	3,252
Mitsubishi Electric Corp.	267	3,101
Mitsui OSK Lines, Ltd.	267	1,437
MTR Corp.	326	1,159
Nordson Corp.	82	4,498
Pentair, Inc.	300	12,108
PostNL NV (a)	177	1,500
Royal Philips	124	3,184
Royal Philips (Netherlands)	19	488
RR Donnelley & Sons, Co.	508	9,962
Schneider Electric SA	16	2,672
Siemens AG	30	4,123
Simpson Manufacturing Co., Inc.	320	9,558
Skanska AB, B Shares	77	1,380
SKF AB, B Shares	189	5,472
Stanley Black & Decker, Inc.	117	8,430
Tennant Co.	71	2,835
Timken Co.	48	2,419
TNT Express NV (a)	177	1,836
United Parcel Service, Inc., Class B	25	1,823
Vestas Wind Systems A/S (a)	142	3,296
Volvo AB, B Shares	122	2,136
Waste Management, Inc.	1,225	45,655
WW Grainger, Inc.	139	21,356

		530,233

Information Technology: 13.9%
Accenture PLC., Class A	460	27,793
Adobe Systems, Inc. (a)	102	3,208
Altera Corp.	663	30,730
Anixter International, Inc.	490	32,017
Applied Materials, Inc.	244	3,174
Autodesk, Inc. (a)	113	4,362
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCK, continued

Information Technology, continued
BMC Software, Inc. (a)	47	$2,571
Brocade Communications Systems, Inc. (a)	1,525	9,852
Canon, Inc.	128	6,088
Ceragon Networks, Ltd. (a)	625	7,431
Ciena Corp. (a)	345	6,341
Cisco Systems, Inc.	2,671	41,694
Citrix Systems, Inc. (a)	3	240
Clicksoftware Technologies, Ltd.	465	4,594
Cognizant Technology Solutions, Class A (a)	28	2,054
Cymer, Inc. (a)	65	3,218
DragonWave, Inc. (a)	550	3,328
eBay, Inc. (a)	115	3,711
Electronics for Imaging, Inc. (a)	275	4,736
EMC Corp. (a)	506	13,940
EZchip Semiconductor, Ltd. (a)	125	4,621
Fair Isaac Corp.	310	9,362
Finisar Corp. (a)	705	12,711
Google, Inc., Class A (a)	186	94,187
Harmonic, Inc. (a)	680	4,916
Hewlett-Packard Co.	1,099	40,004
IBM	216	37,055
Intel Corp.	1,567	34,725
Intuit, Inc. (a)	166	8,609
Itron, Inc. (a)	49	2,360
Juniper Networks, Inc. (a)	41	1,292
MasterCard, Inc., Class A	182	54,844
Maxim Integrated Products, Inc.	252	6,441
Mentor Graphics Corp. (a)	340	4,355
Microchip Technology, Inc.	240	9,098
Microsoft Corp.	542	14,092
MIPS Technologies, Inc. (a)	600	4,146
Motorola Solutions, Inc. (a)	274	12,615
National Instruments Corp.	767	22,772
NetApp, Inc. (a)	102	5,384
Oracle Corp.	68	2,238
Paychex, Inc.	835	25,651
PMC — Sierra, Inc. (a)	155	1,173
Qualcomm, Inc.	837	47,533
Quest Software, Inc. (a)	225	5,114
Riverbed Technology, Inc. (a)	87	3,444
SunPower Corp., Class A (a)	106	2,049
Taiwan Semiconductor, ADR	86	1,084
Tellabs, Inc.	1,350	6,224
Teradata Corp. (a)	14	843
Texas Instruments, Inc.	1,228	40,315
VeriSign, Inc.	410	13,719
Websense, Inc. (a)	345	8,960
Xerox Corp	1,463	15,230
Yahoo!, Inc. (a)	1,986	29,869

		798,117

Materials: 2.7%
Air Liquide SA	20	2,865
Air Products & Chemicals, Inc.	208	19,881
Calgon Carbon Corp. (a)	560	9,520
Compass Minerals International	10	861
Crown Holdings, Inc. (a)	282	10,947
Ecolab, Inc.	93	5,243
International Paper Co.	236	7,038
Johnson Matthey PLC	58	1,832
MeadWestvaco Corp.	220	7,328
Nalco Holding Co.	146	4,060
Novozymes A/S, ADR	61	10,019
Novozymes A/S, B Shares	42	6,843
Nucor Corp.	122	5,029
Potash Corp. of Saskatchewan, Inc.	15	855
Praxair, Inc.	357	38,695
Rio Tinto PLC, ADR	71	5,135
Schnitzer Steel Industries, Inc., Class A	53	3,053
Sims Metal Management, Ltd.	91	1,730
Sonoco Products Co.	41	1,457
Svenska Cellulosa AB, B Shares	303	4,272
Syngenta AG, ADR	66	4,459
Teijin, Ltd.	434	1,913
Umicore SA	44	2,400
Vale SA, ADR	37	1,182

		156,617

Telecommunication Services: 1.9%
America Movil SAB de CV, Series L, ADR	123	6,627
American Tower Corp., Class A (a)	163	8,530
AT&T, Inc.	703	22,081
BCE, Inc.	93	3,654
CenturyLink, Inc.	364	14,717
Portugal Telecom SGPS SA	153	1,504
Telefonica SA	399	9,745
Telefonica SA, ADR	330	8,082
Verizon Communications, Inc.	274	10,201
Vodafone Group PLC, ADR	579	15,471
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCK, continued

Telecommunication Services, continued
Windstream Corp.	555	$7,192

		107,804

Utilities: 3.7%
Acciona SA	22	2,336
AGL Resources, Inc.	515	20,966
American Water Works Co., Inc.	490	14,431
EDF Energies Nouvelles SA	31	1,772
Enel Green Power SpA	887	2,446
Hyflux, Ltd.	1,521	2,464
Iberdrola Renovables SA	621	2,743
MDU Resources Group, Inc.	1,225	27,563
National Grid PLC	488	4,804
National Grid PLC, ADR	180	8,897
NiSource, Inc.	600	12,150
Northeast Utilities	189	6,647
Northwest Natural Gas Co.	225	10,154
OGE Energy Corp.	2	101
Oneok, Inc.	329	24,349
Ormat Technologies, Inc.	106	2,333
Portland General Electric Co.	124	3,135
Questar Corp.	1,710	30,284
Red Electrica Corp. SA	66	3,981
SABESP, ADR	9	537
Scottish & Southern Energy PLC	266	5,949
Sempra Energy	315	16,658
Severn Trent PLC	142	3,356
Veolia Environnement SA, ADR	17	483
Verbund AG	58	2,526

		211,065

Total Common Stocks
(Cost $3,847,908)		4,359,742

PREFERRED STOCK: 0.1%

Consumer Staples: 0.1%
Henkel AG & Co KGaA	106	7,371

TOTAL PREFERRED STOCK
(Cost $6,648)		7,371

AFFILIATED INVESTMENT COMPANIES: 19.2%
Pax MSCI EAFE ESG Index ETF	3,882	95,381
Pax MSCI North America ESG Index ETF	3,989	114,676
Pax World Global Green Fund (b)	21,709	219,263
Pax World High Yield Bond Fund (b)	279	2,139
Pax World International Fund (b)	72,255	665,466

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,027,064)		1,096,925

NON-AFFILIATED INVESTMENT COMPANIES: 4.2%
Schroder Emerging Markets Equity Fund (c)	17,058	241,876

TOTAL N0N-AFFILIATED INVESTMENT COMPANIES
(Cost $238,577)		241,876

TOTAL INVESTMENTS: 99.5%
(Cost $5,120,197)		5,705,914

OTHER ASSETS AND LIABILITIES—(Net): 0.5%		29,962

Net Assets: 100.0%		$5,735,876

(a)	Non income producing security

(b)	Institutional Class shares

(c)	Investor Class shares
ADR American Depository Receipt
LP     Limited Partnership
REIT Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Growth Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
STOCKS: 59.7%

COMMON STOCKS: 59.6%

Consumer Discretionary: 6.2%
Accor SA	122	$5,458
Arbitron, Inc.	250	10,333
Best Buy Co., Inc.	68	2,136
BorgWarner, Inc. (a)	47	3,797
Cinemark Holdings, Inc.	329	6,814
Comcast Corp, Class A	1,061	25,708
Darden Restaurants, Inc.	37	1,841
Denso Corp.	136	5,058
DeVry, Inc.	200	11,826
DISH Network Corp., Class A (a)	910	27,910
Electrolux AB, Series B	138	3,300
Expedia, Inc.	91	2,638
GameStop Corp., Class A (a)	27	720
Gannett Co, Inc.	900	12,888
Hanesbrands, Inc. (a)	500	14,275
Hennes & Mauritz AB, B Shares	160	5,517
Home Depot, Inc.	458	16,589
International Game Technology	695	12,218
Interpublic Group of Cos., Inc., The	1,025	12,813
Johnson Controls, Inc.	520	21,663
KB Home	900	8,802
Lowe’s Cos., Inc.	123	2,867
Macy’s, Inc.	24	702
McDonald’s Corp.	198	16,695
Meredith Corp.	205	6,382
Mohawk Industries, Inc. (a)	185	11,098
Newell Rubbermaid, Inc.	610	9,626
News Corp., Class A	2,203	38,993
NIKE, Inc., Class B	414	37,252
Nordstrom, Inc.	205	9,623
Pulte Group, Inc. (a)	1,600	12,256
Reed Elsevier PLC	408	3,715
Royal Caribbean Cruises, Ltd. (a)	305	11,480
Scripps Networks Interactive, Class A	753	36,807
SES SA	861	24,187
Sharp Corp./Japan	340	3,103
Sotheby’s	90	3,915
Staples, Inc.	374	5,909
Target Corp.	1,751	82,139
Tiffany & Co.	95	7,460
Time Warner Cable, Inc.	455	35,509
Time Warner, Inc.	975	35,462
Toll Brothers, Inc. (a)	370	7,675
Washington Post Co., The, Class B	14	5,866

		621,025

Consumer Staples: 4.9%
Carrefour SA (a)	122	5,015
Coca-Cola Co., The	258	17,361
Corn Products International, Inc.	147	8,126
Cosan, Ltd., Class A	136	1,671
Costco Wholesale Corp.	329	26,728
CVS Caremark Corp.	1,313	49,343
Energizer Holdings, Inc. (a)	70	5,065
Hansen Natural Corp. (a)	52	4,209
HJ Heinz Co.	221	11,775
JM Smucker Co., The	397	30,347
Kellogg Co.	292	16,153
Kimberly-Clark Corp.	498	33,147
L’Oreal SA	48	6,229
McCormick & Co., Inc.	1,446	71,678
Natura Cosmeticos SA	202	5,048
PepsiCo, Inc.	363	25,566
Procter & Gamble Co., The	1,462	92,939
Safeway, Inc.	576	13,461
Sysco Corp.	895	27,906
Tesco PLC	544	3,515
Unilever PLC, ADR	340	11,013
United Natural Foods, Inc. (a)	155	6,614
WD-40 Co.	560	21,862

		494,771

Energy: 7.5%
Apache Corp.	117	14,437
Baker Hughes, Inc.	174	12,625
BG Group PLC, ADR	465	53,126
Canadian Natural Resources, Ltd.	16	670
Cimarex Energy Co.	349	31,382
ConocoPhillips	655	49,249
Contango Oil & Gas Co. (a)	90	5,260
El Paso Corp.	1,797	36,299
Energen Corp.	975	55,088
Energy XXI (Bermuda), Ltd. (a)	195	6,478
Enerplus Corp.	778	24,585
Ensco PLC , ADR	204	10,873
EQT Corp.	187	9,821
Kinder Morgan Management LLC, LP	633	41,519
Newfield Exploration Co. (a)	823	55,980
Noble Corp.	527	20,769
Noble Energy, Inc.	317	28,413
Penn West Petroleum, Ltd.	15	346

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued
Energy, continued
Petroleo Brasileiro SA, ADR	303	$10,260
Plains Exploration & Production Co. (a)	1,035	39,454
Provident Energy, Ltd.	675	6,028
Quicksilver Resources, Inc. (a)	1,369	20,206
Range Resources Corp.	34	1,887
Royal Dutch Shell PLC, ADR	531	37,770
Sasol Ltd., ADR	43	2,274
Seadrill, Ltd.	594	20,956
SM Energy Co.	70	5,144
Southern Union Co.	273	10,961
Spectra Energy Corp.	1,200	32,892
Statoil ASA, ADR	965	24,559
Suncor Energy, Inc.	616	24,086
W&T Offshore, Inc.	1,325	34,609
Weatherford International, Ltd. (a)	796	14,925
Williams Cos., Inc., The	400	12,100

		755,031

Financials: 8.8%
Aflac, Inc.	315	14,704
American Express Co.	459	23,730
Annaly Capital Management, Inc., REIT	685	12,357
Artio Global Investors, Inc.	985	11,131
Banco Bradesco SA, ADR	187	3,832
Bank of America Corp.	1,415	15,508
Bank of Montreal	138	8,770
Bank of New York Mellon Corp., The	2,923	74,887
BlackRock, Inc.	201	38,554
British Land Co. PLC, REIT	273	2,669
CB Richard Ellis Group, Inc., Class A (a)	405	10,170
Charles Schwab Corp., The	3,466	57,016
Chubb Corp.	216	13,524
Cincinnati Financial Corp.	383	11,176
City National Corp.	85	4,611
Digital Realty Trust, Inc., REIT	246	15,198
First American Financial Corp.	1,115	17,450
First Horizon National Corp.	1,295	12,354
Glacier Bancorp, Inc.	550	7,414
Growthpoint Properties, Ltd.	864	2,337
HCC Insurance Holdings, Inc.	215	6,773
HCP, Inc., REIT	486	17,831
Hospitality Properties Trust, REIT	460	11,155
HSBC Holdings PLC	388	3,847
Itau Unibanco Holding SA, ADR	136	3,203
Janus Capital Group, Inc.	1,235	11,658
Jones Lang LaSalle, Inc.	130	12,259
JPMorgan Chase & Co.	2,231	91,337
Lazard, Ltd., LP, Class A	320	11,872
Loews Corp.	415	17,467
Marsh & McLennan Cos., Inc.	684	21,334
MetLife, Inc.	273	11,977
Och-Ziff Capital Mgmt. Group, LP, Class A	77	1,068
optionsXpress Holdings, Inc.	229	3,820
Pinnacle Financial Partners, Inc. (a)	600	9,336
Plum Creek Timber Co., Inc., REIT	57	2,311
Potlatch Corp., REIT	136	4,797
PrivateBancorp, Inc.	175	2,415
Progressive Corp., The	2,703	57,790
Royal Bank of Canada	425	24,238
Royal Bank of Canada (Canadian)	75	4,287
SEI Investments Co.	1,345	30,276
State Street Corp.	392	17,675
Tower Group, Inc.	750	17,865
Travelers Cos., Inc., The	337	19,674
U.S. Bancorp	439	11,199
Unibail-Rodamco SE, REIT	23	5,314
UniCredit SpA	596	1,262
Valley National Bancorp	674	9,173
Wells Fargo & Co.	2,528	70,936
Westpac Banking Corp.	136	3,263
Willis Group Holdings PLC	113	4,644

		879,448

Health Care: 7.3%
Abbott Laboratories	521	27,415
Amgen, Inc. (a)	87	5,076
Baxter International, Inc.	244	14,564
Becton Dickinson & Co.	612	52,736
Bio-Rad Laboratories, Inc.,
Class A (a)	140	16,710
Bristol-Myers Squibb Co.	344	9,962
Covidien PLC	741	39,443
Cyberonics, Inc. (a)	225	6,289
Eli Lilly & Co.	297	11,146
Furiex Pharmaceutical, Inc. (a)	220	3,914
Genomic Health, Inc. (a)	240	6,698
Gen-Probe, Inc. (a)	225	15,559
Gilead Sciences, Inc. (a)	324	13,417
GlaxoSmithKline PLC, ADR	429	18,404
Hospira, Inc. (a)	984	55,753

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued
Health Care, continued
Human Genome Sciences, Inc. (a)	30	$736
Johnson & Johnson	730	48,560
LHC Group, Inc. (a)	445	10,262
Life Technologies Corp. (a)	109	5,676
Merck & Co., Inc.	1,066	37,619
Mylan, Inc. (a)	347	8,560
Novartis AG	244	14,954
Novartis AG, ADR	340	20,777
Novo Nordisk A/S	156	19,544
Novo Nordisk A/S, ADR	196	24,555
Olympus Corp.	136	4,589
Pfizer, Inc.	1,306	26,904
Roche Holding AG	144	24,109
Roche Holding AG, ADR	974	40,869
Salix Pharmaceuticals, Ltd. (a)	165	6,572
Sirona Dental Systems, Inc. (a)	75	3,983
Smith & Nephew PLC	408	4,372
St. Jude Medical, Inc.	30	1,430
Teleflex, Inc.	1,100	67,166
Teva Pharmaceutical Industries, Ltd., ADR	188	9,065
Thermo Fisher Scientific, Inc. (a)	21	1,352
VCA Antech, Inc. (a)	600	12,720
Waters Corp. (a)	88	8,425
WellPoint, Inc.	197	15,518
Zimmer Holdings, Inc. (a)	195	12,325

		727,728

Industrials: 7.0%
3M Co.	403	38,225
ABB, Ltd. (a)	204	5,300
Abengoa SA	136	4,123
Apogee Enterprises, Inc.	182	2,331
Atlas Copco AB, A Shares	327	8,612
Brady Corp., Class A	295	9,458
Brink’s Co., The.	325	9,695
Canadian National Railway Co.	249	19,895
Canadian Pacific Railway, Ltd.	61	3,806
CCR SA	79	2,351
Cooper Industries PLC	395	23,570
Cummins, Inc.	84	8,693
Danaher Corp.	1,589	84,201
Deere & Co.	219	18,057
Deutsche Post AG	271	5,210
Dun & Bradstreet Corp.	118	8,914
East Japan Railway Co.	101	5,784
Eaton Corp.	138	7,100
Emerson Electric Co.	615	34,594
Expeditors International of Washington, Inc.	120	6,143
General Electric Co.	1,377	25,970
Herman Miller, Inc.	1,444	39,306
Honeywell International, Inc.	514	30,629
ICF International, Inc. (a)	534	13,553
IDEX Corp.	490	22,467
Illinois Tool Works, Inc.	299	16,891
Ingersoll-Rand PLC	109	4,950
Insperity, Inc.	390	11,548
Interface, Inc., Class A	575	11,138
Iron Mountain, Inc.	350	11,932
Kurita Water Industries, Ltd.	170	5,072
Mitsubishi Electric Corp.	350	4,066
Mitsui OSK Lines, Ltd.	350	1,883
MTR Corp.	509	1,810
Nordson Corp.	118	6,472
Pentair, Inc.	375	15,135
PostNL NV (a)	271	2,296
Royal Philips	190	4,879
Royal Philips (Netherlands)	28	720
RR Donnelley & Sons, Co.	937	18,375
Schneider Electric SA	24	4,007
Siemens AG	46	6,321
Simpson Manufacturing Co., Inc.	435	12,993
Skanska AB, B Shares	118	2,115
SKF AB, B Shares	291	8,426
Stanley Black & Decker, Inc.	142	10,231
Tennant Co.	109	4,352
Timken Co.	69	3,478
TNT Express NV (a)	271	2,811
United Parcel Service, Inc., Class B	30	2,188
Vestas Wind Systems A/S (a)	217	5,037
Volvo AB, B Shares	187	3,274
Waste Management, Inc.	1,540	57,396
WW Grainger, Inc.	167	25,660

		703,443

Information Technology: 10.9%
Accenture PLC., Class A	590	35,648
Adobe Systems, Inc. (a)	156	4,906
Altera Corp.	820	38,007
Anixter International, Inc.	605	39,531
Applied Materials, Inc.	374	4,866
Autodesk, Inc. (a)	173	6,678
BMC Software, Inc. (a)	68	3,720

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Information Technology, continued
Brocade Communications Systems, Inc. (a)	2,515	$16,247
Canon, Inc.	212	10,084
Ceragon Networks, Ltd. (a)	1,025	12,187
Ciena Corp. (a)	555	10,201
Cisco Systems, Inc.	3,503	54,682
Citrix Systems, Inc. (a)	5	400
Clicksoftware Technologies, Ltd.	700	6,916
Cognizant Technology Solutions, Class A (a)	40	2,934
Cymer, Inc. (a)	110	5,446
DragonWave, Inc. (a)	1,000	6,050
eBay, Inc. (a)	176	5,680
Electronics for Imaging, Inc. (a)	450	7,749
EMC Corp. (a)	732	20,167
EZchip Semiconductor, Ltd. (a)	215	7,949
Fair Isaac Corp.	380	11,476
Finisar Corp. (a)	1,130	20,374
Google, Inc., Class A (a)	244	123,557
Harmonic, Inc. (a)	1,190	8,604
Hewlett-Packard Co.	1,423	51,797
IBM	286	49,063
Intel Corp.	2,315	51,300
Intuit, Inc. (a)	241	12,498
Itron, Inc. (a)	75	3,612
Juniper Networks, Inc. (a)	59	1,859
MasterCard, Inc., Class A	241	72,623
Maxim Integrated Products, Inc.	472	12,064
Mentor Graphics Corp. (a)	530	6,789
Microchip Technology, Inc.	434	16,453
Microsoft Corp.	711	18,486
MIPS Technologies, Inc. (a)	875	6,046
Motorola Solutions, Inc. (a)	400	18,416
National Instruments Corp.	948	28,146
NetApp, Inc. (a)	151	7,970
Oracle Corp.	98	3,225
Paychex, Inc.	1,080	33,178
PMC — Sierra, Inc. (a)	250	1,893
Qualcomm, Inc.	1,140	64,741
Quest Software, Inc. (a)	330	7,501
Riverbed Technology, Inc. (a)	123	4,870
SunPower Corp., Class A (a)	163	3,151
Taiwan Semiconductor, ADR	125	1,576
Tellabs, Inc.	2,000	9,220
Teradata Corp. (a)	21	1,264
Texas Instruments, Inc.	1,570	51,543
VeriSign, Inc.	540	18,068
Websense, Inc. (a)	555	14,413
Xerox Corp	1,896	19,736
Yahoo!, Inc. (a)	2,528	38,020

		1,093,580

Materials: 2.2%
Air Liquide SA	30	4,298
Air Products & Chemicals, Inc.	260	24,851
Calgon Carbon Corp. (a)	875	14,875
Compass Minerals International	20	1,721
Crown Holdings, Inc. (a)	353	13,703
Ecolab, Inc.	143	8,062
International Paper Co.	435	12,972
Johnson Matthey PLC	88	2,779
MeadWestvaco Corp.	397	13,224
Nalco Holding Co.	281	7,815
Novozymes A/S, ADR	76	12,483
Novozymes A/S, B Shares	64	10,428
Nucor Corp.	181	7,461
Potash Corp. of Saskatchewan, Inc.	22	1,254
Praxair, Inc.	456	49,426
Rio Tinto PLC, ADR	103	7,449
Schnitzer Steel Industries, Inc., Class A	81	4,666
Sims Metal Management, Ltd.	142	2,700
Sonoco Products Co.	62	2,203
Svenska Cellulosa AB, B Shares	465	6,556
Syngenta AG, ADR	95	6,418
Teijin, Ltd.	700	3,085
Umicore SA	68	3,709
Vale SA, ADR	53	1,693

		223,831

Telecommunication Services: 1.7%
America Movil SAB de CV, Series L, ADR	177	9,537
American Tower Corp., Class A (a)	236	12,350
AT&T, Inc.	1,067	33,514
BCE, Inc.	167	6,561
CenturyLink, Inc.	476	19,245
Portugal Telecom SGPS SA	223	2,192
Telefonica SA	613	14,972
Telefonica SA, ADR	618	15,135
Verizon Communications, Inc.	340	12,658
Vodafone Group PLC, ADR	988	26,399
Windstream Corp.	1,021	13,232

		165,795

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Utilities: 3.1%
Acciona SA	34	$3,610
AGL Resources, Inc.	705	28,701
American Water Works Co., Inc.	905	26,652
EDF Energies Nouvelles SA	48	2,743
Enel Green Power SpA	1,362	3,756
Hyflux, Ltd.	2,377	3,851
Iberdrola Renovables SA	953	4,210
MDU Resources Group, Inc.	1,550	34,875
National Grid PLC	748	7,363
National Grid PLC, ADR	319	15,768
NiSource, Inc.	1,106	22,397
Northeast Utilities	336	11,817
Northwest Natural Gas Co.	255	11,508
OGE Energy Corp.	3	151
Oneok, Inc.	539	39,891
Ormat Technologies, Inc.	163	3,588
Portland General Electric Co.	190	4,803
Questar Corp.	2,272	40,237
Red Electrica Corp. SA	102	6,154
SABESP, ADR	14	836
Scottish & Southern Energy PLC	408	9,126
Sempra Energy	409	21,629
Severn Trent PLC	217	5,128
Veolia Environnement SA, ADR	25	710
Verbund AG	88	3,832

		313,336

TOTAL COMMON STOCKS (Cost $5,336,486)		5,977,988

PREFERRED STOCK: 0.1%

Consumer Staples: 0.1%
Henkel AG & Co KGaA	163	11,335

TOTAL PREFERRED STOCK (Cost $10,223)		11,335

AFFILIATED INVESTMENT COMPANIES: 21.0%
Pax MSCI EAFE ESG Index ETF	158	3,882
Pax MSCI North America ESG Index ETF	3,814	109,645
Pax World Global Green Fund (b)	21,355	215,689
Pax World High Yield Bond Fund (b)	99,311	761,712
Pax World International Fund (b)	110,745	1,019,962

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost: $2,015,040)		2,110,890

NON-AFFILIATED INVESTMENT COMPANIES: 7.8%
Access Capital Community Investment Fund (b)	25,790	250,166
CRA Qualified Investment Fund (b)	9,421	102,220
Schroder Emerging Markets Equity Fund (c)	30,044	426,019

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost: $773,573)		778,405

BONDS: 9.6%

CORPORATE BONDS: 2.7%

Consumer Discretionary: 0.3%
BorgWarner, Inc., 5.750%, 11/01/16	$6,000	6,558
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	2,937
Home Depot, Inc., 5.950%, 04/01/41	7,000	7,234
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	5,000	5,938
Omnicom Group, Inc., 5.900%, 04/15/16	10,000	11,236

		33,903

Energy: 0.3%
Conoco, Inc., 6.950%, 04/15/29	10,000	12,179
MidAmerican Energy Co., 6.750%, 12/30/31	10,000	11,600
Newfield Exploration Co., 7.125%, 05/15/18	3,000	3,195

		26,974

Financials: 1.2%
AMB Property LP, 6.125%, 12/01/16	10,000	10,936
BlackRock, Inc., 3.500%, 12/10/14	5,000	5,274
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,413

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
CORPORATE BONDS, continued

Financials, continued
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	$25,000	$25,748
JPMorgan Chase & Co., 4.650%, 06/01/14	10,000	10,751
Markel Corp., 6.800%, 02/15/13	10,000	10,721
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	6,074
Progressive Corp., The, 6.700%, 06/15/37	5,000	5,200
State Street Corp., 7.350%, 06/15/26	10,000	12,461
Unitrin, Inc., 6.000%, 11/30/15	3,000	3,210
Wachovia Corp., 5.500%, 05/01/13	10,000	10,758
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,830

		117,376

Health Care: 0.3%
Beckman Coulter, Inc., 6.000%, 06/01/15	10,000	11,374
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,648
McKesson Corp., 6.000%, 03/01/41	4,000	4,288

		26,310

Industrials: 0.2%
GATX Corp., 9.000%, 11/15/13	8,531	9,807
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,447
Verisk Analytics, Inc., 5.800%, 05/01/21	5,000	5,313

		20,567

Information Technology: 0.2%
Analog Devices, Inc., 5.000%, 07/01/14	10,000	11,022
Fiserv, Inc., 3.125%, 06/15/16	4,000	3,983
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	6,787

		21,792

Materials: 0.1%
Domtar Corp., 9.500%, 08/01/16	5,000	6,150

Utilities: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	8,078
CMS Energy Corp., 4.250%, 09/30/15	6,000	6,201

		14,279

TOTAL CORPORATE BONDS (Cost $255,273)		267,351

U.S. GOVERNMENT AGENCY BONDS: 0.9%

Freddie Mac (Agency): 0.2%
3.750%, 03/27/19	19,000	20,138

Fannie Mae (Agency): 0.7%
4.125%, 04/15/14	15,000	16,346
5.375%, 07/15/16	45,000	52,358

		68,704

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $86,117)		88,842

GOVERNMENT BONDS: 0.1%
AID-Egypt, 4.450%, 09/15/15	10,000	11,119
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	10,000	10,247

TOTAL GOVERNMENT BONDS (Cost $20,979)		21,366

U.S. TREASURY NOTES: 3.8%
2.000%, 04/15/12 (TIPS)	11,081	11,326
0.625%, 04/15/13 (TIPS)	8,511	8,767
1.875%, 07/15/13 (TIPS)	18,364	19,524
1.250%, 04/15/14 (TIPS)	12,750	13,534
2.000%, 07/15/14 (TIPS)	19,086	20,827
1.625%, 01/15/15 (TIPS)	32,973	35,786
0.500%, 04/15/15 (TIPS)	60,180	62,804
0.125%, 04/15/16 (TIPS)	21,393	21,889
1.375%, 07/15/18 (TIPS)	42,753	46,460

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
U.S. TREASURY NOTES, continued
1.375%, 01/15/20 (TIPS)	$8,319	$8,928
1.125%, 01/15/21 (TIPS)	28,781	29,915
2.375%, 01/15/25 (TIPS)	27,437	31,578
1.750%, 01/15/28 (TIPS)	59,033	61,883
3.375%, 04/15/32 (TIPS)	6,334	8,393

TOTAL U.S. TREASURY NOTES (Cost $365,199)		381,614

MORTGAGE-BACKED SECURITIES: 2.1%

U.S. GOVERNMENT MORTGAGE BACKED: 1.9%

Ginnie Mae (Mortgage-Backed): 1.2%
2.021%, 10/16/50	115,901	116,980

Freddie Mac (Mortgage-Backed): 0.6%
5.000%, 06/01/39	21,256	22,608
4.500%, 07/01/39	15,609	16,167
4.500%, 09/01/40	18,274	18,911

		57,686

Fannie Mae (Mortgage-Backed): 0.1%
6.040%, 07/01/13	9,455	9,734

Commercial Mortgage-Backed: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,364
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	10,000	10,067

		20,431

TOTAL MORTGAGE-BACKED SECURITIES (Cost $202,718)		204,831

TOTAL BONDS
(Cost $930,286)		964,004

TOTAL INVESTMENTS: 98.1%
(Cost $9,065,608)		9,842,622

OTHER ASSETS AND LIABILITIES—
(Net): 1.9%		186,842

Net Assets: 100.0%		$10,029,464

(a)	Non income producing security.

(b)	Institutional Class shares

(c)	Investor Class share

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Moderate Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
STOCKS: 45.6%

COMMON STOCKS: 45.5%

Consumer Discretionary: 4.6%
Accor SA	106	$4,742
Arbitron, Inc.	90	3,720
Best Buy Co., Inc.	59	1,853
BorgWarner, Inc. (a)	27	2,181
Cinemark Holdings, Inc.	254	5,260
Comcast Corp, Class A	704	17,058
Darden Restaurants, Inc.	21	1,045
Denso Corp.	113	4,203
DeVry, Inc.	115	6,800
DISH Network Corp., Class A (a)	612	18,770
Electrolux AB, Series B	121	2,894
Expedia, Inc.	52	1,507
GameStop Corp., Class A (a)	15	400
Gannett Co, Inc.	525	7,518
Hanesbrands, Inc. (a)	200	5,710
Hennes & Mauritz AB, B Shares	129	4,448
Home Depot, Inc.	322	11,663
International Game Technology	410	7,208
Interpublic Group of Cos., Inc., The	600	7,500
Johnson Controls, Inc.	385	16,039
KB Home	375	3,668
Lowe’s Cos., Inc.	70	1,632
Macy’s, Inc.	13	380
McDonald’s Corp.	138	11,636
Meredith Corp.	120	3,736
Mohawk Industries, Inc. (a)	110	6,599
Newell Rubbermaid, Inc.	360	5,681
News Corp., Class A	1,552	27,470
NIKE, Inc., Class B	324	29,154
Nordstrom, Inc.	110	5,163
Pulte Group, Inc. (a)	660	5,056
Reed Elsevier PLC	356	3,241
Royal Caribbean Cruises, Ltd. (a)	180	6,775
Scripps Networks Interactive, Class A	507	24,782
SES SA	614	17,248
Sharp Corp./Japan	283	2,583
Sotheby’s	50	2,175
Staples, Inc.	327	5,167
Target Corp.	1,219	57,183
Tiffany & Co.	55	4,319
Time Warner Cable, Inc.	314	24,505
Time Warner, Inc.	664	24,151
Toll Brothers, Inc. (a)	150	3,112

Washington Post Co., The, Class B	8	3,353

		409,288

Consumer Staples: 3.8%
Carrefour SA (a)	107	4,399
Coca-Cola Co., The	184	12,381
Corn Products International, Inc.	84	4,644
Cosan, Ltd., Class A	119	1,463
Costco Wholesale Corp.	198	16,086
CVS Caremark Corp.	924	34,724
Energizer Holdings, Inc. (a)	40	2,894
Hansen Natural Corp. (a)	30	2,429
HJ Heinz Co.	178	9,484
JM Smucker Co., The	244	18,651
Kellogg Co.	205	11,341
Kimberly-Clark Corp.	347	23,096
L’Oreal SA	41	5,321
McCormick & Co., Inc.	990	49,074
Natura Cosmeticos SA	152	3,798
PepsiCo, Inc.	242	17,044
Procter & Gamble Co., The	1,028	65,350
Safeway, Inc.	403	9,418
Sysco Corp.	642	20,018
Tesco PLC	475	3,069
Unilever PLC, ADR	256	8,292
United Natural Foods, Inc. (a)	136	5,802
WD-40 Co.	345	13,468

		342,246

Energy: 5.8%
Apache Corp.	84	10,365
Baker Hughes, Inc.	99	7,183
BG Group PLC, ADR	308	35,189
Canadian Natural Resources, Ltd.	9	377
Cimarex Energy Co.	233	20,951
ConocoPhillips	429	32,257
Contango Oil & Gas Co. (a)	55	3,214
El Paso Corp.	1,246	25,169
Energen Corp.	705	39,833
Energy XXI (Bermuda), Ltd. (a)	80	2,658
Enerplus Corp.	609	19,244
Ensco PLC , ADR	117	6,236
EQT Corp.	107	5,620
Kinder Morgan Management LLC, LP	496	32,533
Newfield Exploration Co. (a)	552	37,547
Noble Corp.	380	14,976
Noble Energy, Inc.	206	18,464
Penn West Petroleum, Ltd.	8	185
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Energy, continued
Petroleo Brasileiro SA, ADR	214	$7,246
Plains Exploration & Production Co. (a)	735	28,018
Provident Energy, Ltd.	528	4,715
Quicksilver Resources, Inc. (a)	618	9,122
Range Resources Corp.	19	1,055
Royal Dutch Shell PLC, ADR	355	25,251
Sasol Ltd., ADR	24	1,269
Seadrill, Ltd.	465	16,405
SM Energy Co.	30	2,204
Southern Union Co.	210	8,432
Spectra Energy Corp.	903	24,751
Statoil ASA, ADR	699	17,790
Suncor Energy, Inc.	418	16,344
W&T Offshore, Inc.	820	21,418
Weatherford International, Ltd. (a)	565	10,594
Williams Cos., Inc., The	323	9,770

		516,385

Financials: 6.6%
Aflac, Inc.	240	11,203
American Express Co.	304	15,717
Annaly Capital Management, Inc., REIT	523	9,435
Artio Global Investors, Inc.	400	4,520
Banco Bradesco SA, ADR	164	3,360
Bank of America Corp.	985	10,796
Bank of Montreal	102	6,482
Bank of New York Mellon Corp., The	2,017	51,676
BlackRock, Inc.	133	25,511
British Land Co. PLC, REIT	237	2,317
CB Richard Ellis Group, Inc., Class A (a)	215	5,399
Charles Schwab Corp., The	2,365	38,904
Chubb Corp.	139	8,703
Cincinnati Financial Corp.	294	8,579
City National Corp.	55	2,984
Digital Realty Trust, Inc., REIT	179	11,059
First American Financial Corp.	535	8,373
First Horizon National Corp.	500	4,770
Glacier Bancorp, Inc.	230	3,100
Growthpoint Properties, Ltd.	753	2,037
HCC Insurance Holdings, Inc.	120	3,780
HCP, Inc., REIT	392	14,382
Hospitality Properties Trust, REIT	340	8,245
HSBC Holdings PLC	338	3,351
Itau Unibanco Holding SA, ADR	119	2,802
Janus Capital Group, Inc.	725	6,844
Jones Lang LaSalle, Inc.	75	7,073
JPMorgan Chase & Co.	1,560	63,866
Lazard, Ltd., LP, Class A	185	6,864
Loews Corp.	298	12,543
Marsh & McLennan Cos., Inc.	460	14,347
MetLife, Inc.	189	8,291
Och-Ziff Capital Mgmt. Group, LP, Class A	44	610
optionsXpress Holdings, Inc.	131	2,185
Pinnacle Financial Partners, Inc. (a)	250	3,890
Plum Creek Timber Co., Inc., REIT	32	1,297
Potlatch Corp., REIT	119	4,197
PrivateBancorp, Inc.	135	1,863
Progressive Corp., The	1,799	38,463
Royal Bank of Canada	305	17,394
Royal Bank of Canada (Canadian)	65	3,716
SEI Investments Co.	904	20,349
State Street Corp.	263	11,859
Tower Group, Inc.	310	7,384
Travelers Cos., Inc., The	218	12,727
U.S. Bancorp	306	7,806
Unibail-Rodamco SE, REIT	20	4,621
UniCredit SpA	521	1,103
Valley National Bancorp	528	7,186
Wells Fargo & Co.	1,776	49,835
Westpac Banking Corp.	114	2,735
Willis Group Holdings PLC	64	2,631

		589,164

Health Care: 5.5%
Abbott Laboratories	408	21,469
Amgen, Inc. (a)	49	2,859
Baxter International, Inc.	213	12,714
Becton Dickinson & Co.	378	32,572
Bio-Rad Laboratories, Inc., Class A (a)	75	8,952
Bristol-Myers Squibb Co.	266	7,703
Covidien PLC	490	26,083
Cyberonics, Inc. (a)	75	2,096
Eli Lilly & Co.	242	9,082
Furiex Pharmaceutical, Inc. (a)	100	1,779
Genomic Health, Inc. (a)	100	2,791
Gen-Probe, Inc. (a)	155	10,718
Gilead Sciences, Inc. (a)	213	8,820
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Health Care, continued
GlaxoSmithKline PLC, ADR	348	$14,929
Hospira, Inc. (a)	638	36,149
Human Genome Sciences, Inc. (a)	17	417
Johnson & Johnson	549	36,519
LHC Group, Inc. (a)	180	4,151
Life Technologies Corp. (a)	95	4,947
Merck & Co., Inc.	754	26,609
Mylan, Inc. (a)	198	4,885
Novartis AG	213	13,054
Novartis AG, ADR	237	14,483
Novo Nordisk A/S	137	17,163
Novo Nordisk A/S, ADR	135	16,913
Olympus Corp.	113	3,813
Pfizer, Inc.	950	19,570
Roche Holding AG	114	19,086
Roche Holding AG, ADR	655	27,484
Salix Pharmaceuticals, Ltd. (a)	65	2,589
Sirona Dental Systems, Inc. (a)	30	1,593
Smith & Nephew PLC	357	3,826
St. Jude Medical, Inc.	17	811
Teleflex, Inc.	705	43,047
Teva Pharmaceutical
Industries, Ltd., ADR	107	5,160
Thermo Fisher Scientific, Inc. (a)	12	773
VCA Antech, Inc. (a)	245	5,194
Waters Corp. (a)	77	7,372
WellPoint, Inc.	137	10,791
Zimmer Holdings, Inc. (a)	115	7,268

		496,234

Industrials: 5.4%
3M Co.	276	26,179
ABB, Ltd. (a)	178	4,625
Abengoa SA	119	3,608
Apogee Enterprises, Inc.	159	2,037
Atlas Copco AB, A Shares	285	7,506
Brady Corp., Class A	175	5,611
Brink’s Co., The.	185	5,519
Canadian National Railway Co.	156	12,464
Canadian Pacific Railway, Ltd.	53	3,307
CCR SA	45	1,339
Cooper Industries PLC	285	17,006
Cummins, Inc.	50	5,175
Danaher Corp.	1,061	56,222
Deere & Co.	125	10,306
Deutsche Post AG	237	4,556
Dun & Bradstreet Corp.	65	4,910
East Japan Railway Co.	85	4,868
Eaton Corp.	121	6,225
Emerson Electric Co.	413	23,231
Expeditors International of Washington, Inc.	68	3,481
General Electric Co.	978	18,445
Herman Miller, Inc.	931	25,342
Honeywell International, Inc.	357	21,274
ICF International, Inc. (a)	395	10,025
IDEX Corp.	290	13,297
Illinois Tool Works, Inc.	211	11,919
Ingersoll-Rand PLC	62	2,815
Insperity, Inc.	170	5,034
Interface, Inc., Class A	335	6,489
Iron Mountain, Inc.	260	8,863
Kurita Water Industries, Ltd.	141	4,206
Mitsubishi Electric Corp.	283	3,287
Mitsui OSK Lines, Ltd.	283	1,523
MTR Corp.	425	1,512
Nordson Corp.	67	3,675
Pentair, Inc.	275	11,099
PostNL NV (a)	237	2,008
Royal Philips	166	4,263
Royal Philips (Netherlands)	16	411
RR Donnelley & Sons, Co.	734	14,394
Schneider Electric SA	21	3,506
Siemens AG	40	5,497
Simpson Manufacturing Co., Inc.	215	6,422
Skanska AB, B Shares	104	1,864
SKF AB, B Shares	253	7,326
Stanley Black & Decker, Inc.	82	5,908
Tennant Co.	95	3,793
Timken Co.	39	1,966
TNT Express NV (a)	237	2,458
United Parcel Service, Inc., Class B	20	1,459
Vestas Wind Systems A/S (a)	190	4,411
Volvo AB, B Shares	164	2,871
Waste Management, Inc.	1,171	43,643
WW Grainger, Inc.	116	17,823

		487,003

Information Technology: 8.3%
Accenture PLC., Class A	425	25,679
Adobe Systems, Inc. (a)	137	4,309
Altera Corp.	558	25,863
Anixter International, Inc.	403	26,332
Applied Materials, Inc.	327	4,254
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Information Technology, continued
Autodesk, Inc. (a)	144	$5,558
BMC Software, Inc. (a)	38	2,079
Brocade Communications Systems, Inc. (a)	1,050	6,783
Canon, Inc.	159	7,563
Ceragon Networks, Ltd. (a)	450	5,351
Ciena Corp. (a)	225	4,136
Cisco Systems, Inc.	2,591	40,446
Citrix Systems, Inc. (a)	2	160
Clicksoftware Technologies, Ltd.	300	2,964
Cognizant Technology
Solutions, Class A (a)	22	1,613
Cymer, Inc. (a)	50	2,476
DragonWave, Inc. (a)	350	2,118
eBay, Inc. (a)	154	4,970
Electronics for Imaging, Inc. (a)	170	2,927
EMC Corp. (a)	419	11,543
EZchip Semiconductor, Ltd. (a)	95	3,512
Fair Isaac Corp.	225	6,795
Finisar Corp. (a)	460	8,294
Google, Inc., Class A (a)	174	88,110
Harmonic, Inc. (a)	425	3,073
Hewlett-Packard Co.	1,011	36,800
IBM	202	34,653
Intel Corp.	1,755	38,891
Intuit, Inc. (a)	137	7,105
Itron, Inc. (a)	65	3,130
Juniper Networks, Inc. (a)	33	1,040
MasterCard, Inc., Class A	163	49,118
Maxim Integrated Products, Inc.	370	9,457
Mentor Graphics Corp. (a)	245	3,138
Microchip Technology, Inc.	352	13,344
Microsoft Corp.	498	12,948
MIPS Technologies, Inc. (a)	375	2,591
Motorola Solutions, Inc. (a)	276	12,707
National Instruments Corp.	637	18,913
NetApp, Inc. (a)	113	5,964
Oracle Corp.	56	1,843
Paychex, Inc.	780	23,962
PMC — Sierra, Inc. (a)	105	795
Qualcomm, Inc.	756	42,933
Quest Software, Inc. (a)	135	3,069
Riverbed Technology, Inc. (a)	92	3,642
SunPower Corp., Class A (a)	143	2,764
Taiwan Semiconductor, ADR	71	895
Tellabs, Inc.	750	3,458
Teradata Corp. (a)	12	722
Texas Instruments, Inc.	1,054	34,603
VeriSign, Inc.	370	12,380
Websense, Inc. (a)	225	5,843
Xerox Corp	1,295	13,481
Yahoo!, Inc. (a)	1,761	26,485

		723,582

Materials: 1.8%
Air Liquide SA	26	3,725
Air Products & Chemicals, Inc.	182	17,396
Calgon Carbon Corp. (a)	350	5,950
Compass Minerals International	5	430
Crown Holdings, Inc. (a)	257	9,977
Ecolab, Inc.	125	7,048
International Paper Co.	340	10,139
Johnson Matthey PLC	77	2,432
MeadWestvaco Corp.	306	10,193
Nalco Holding Co.	131	3,643
Novozymes A/S, ADR	51	8,377
Novozymes A/S, B Shares	56	9,124
Nucor Corp.	132	5,441
Potash Corp. of Saskatchewan, Inc.	12	684
Praxair, Inc.	330	35,769
Rio Tinto PLC, ADR	59	4,267
Schnitzer Steel Industries, Inc., Class A	71	4,090
Sims Metal Management, Ltd.	119	2,263
Sonoco Products Co.	54	1,919
Svenska Cellulosa AB, B Shares	406	5,724
Syngenta AG, ADR	54	3,648
Teijin, Ltd.	565	2,490
Umicore SA	59	3,217
Vale SA, ADR	30	958

		158,904

Telecommunication Services: 1.3%
America Movil SAB de CV, Series L, ADR	101	5,442
American Tower Corp., Class A (a)	134	7,012
AT&T, Inc.	793	24,908
BCE, Inc.	127	4,990
CenturyLink, Inc.	342	13,827
Portugal Telecom SGPS SA	127	1,249
Telefonica SA	534	13,042
Telefonica SA, ADR	484	11,853
Verizon Communications, Inc.	242	9,010
Vodafone Group PLC, ADR	701	18,731
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Telecommunication Services, continued
Windstream Corp.	800	$10,368

		120,432

Utilities: 2.4%
Acciona SA	30	3,185
AGL Resources, Inc.	425	17,302
American Water Works Co., Inc.	709	20,880
EDF Energies Nouvelles SA	41	2,343
Enel Green Power SpA	1,196	3,299
Hyflux, Ltd.	1,981	3,209
Iberdrola Renovables SA	831	3,671
MDU Resources Group, Inc.	1,140	25,650
National Grid PLC	653	6,428
National Grid PLC, ADR	245	12,110
NiSource, Inc.	866	17,537
Northeast Utilities	259	9,109
Northwest Natural Gas Co.	185	8,349
OGE Energy Corp.	2	101
Oneok, Inc.	377	27,902
Ormat Technologies, Inc.	143	3,147
Portland General Electric Co.	166	4,196
Questar Corp.	1,499	26,547
Red Electrica Corp. SA	89	5,369
SABESP, ADR	12	717
Scottish & Southern Energy PLC	356	7,963
Sempra Energy	290	15,336
Severn Trent PLC	190	4,490
Veolia Environnement SA, ADR	14	398
Verbund AG	77	3,353

		232,591

TOTAL COMMON STOCKS (Cost $3,615,035)		4,075,829

PREFERRED STOCK: 0.1%

Consumer Staples: 0.1%
Henkel AG & Co KGaA	143	9,944

TOTAL PREFERRED STOCK (Cost $8,977)		9,944

AFFILIATED INVESTMENT COMPANIES: 11.8%
Pax MSCI EAFE ESG Index ETF	1,241	30,491
Pax MSCI North America ESG Index ETF	2,582	74,227
Pax World Global Green Fund (b)	18,520	187,048
Pax World High Yield Bond Fund (b)	49,617	380,562
Pax World International Fund (b)	41,293	380,306

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,001,068)		1,052,634

NON-AFFILIATED INVESTMENT COMPANIES: 9.3%
Access Capital Community Investment Fund (b)	44,040	427,191
CRA Qualified Investment Fund (b)	7,022	76,188
Schroder Emerging Markets Equity Fund (c)	22,981	325,877

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $827,207)		829,256

BONDS: 31.2%

CORPORATE BONDS: 10.3%

Consumer Discretionary: 1.5%
BorgWarner, Inc., 5.750%, 11/01/16	$20,000	21,858
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	10,768
Home Depot, Inc., 5.950%, 04/01/41	22,000	22,736
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,813
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	50,567

		123,742

Energy: 1.5%
Conoco, Inc., 6.950%, 04/15/29	35,000	42,626
Midamerican Energy Co., 6.750%, 12/30/31	45,000	52,202
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,715

		106,543

Financials: 4.2%
AMB Property LP, 6.125%, 12/01/16	30,000	32,807
BlackRock, Inc., 3.500%, 12/10/14	20,000	21,094
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
CORPORATE BONDS, continued

Financials, continued
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	$15,000	$16,240
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,243
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,877
Markel Corp., 6.800%, 02/15/13	30,000	32,163
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,298
Progressive Corp., The, 6.700%, 06/15/37	25,000	26,002
State Street Corp., 7.350%, 06/15/26	20,000	24,922
Unitrin, Inc., 6.000%, 11/30/15	11,000	11,768
Wachovia Corp., 5.500%, 05/01/13	35,000	37,654
Willis North America, Inc., 5.625%, 07/15/15	30,000	32,488

		363,556

Health Care: 1.1%
Beckman Coulter, Inc., 6.000%, 06/01/15	30,000	34,121
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,917
McKesson Corp., 6.000%, 03/01/41	11,000	11,792

		93,830

Industrials: 0.8%
GATX Corp., 9.000%, 11/15/13	29,858	34,325
Owens Corning, Inc., 6.500%, 12/01/16	18,000	19,608
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	19,128

		73,061

Information Technology: 1.0%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	49,599
Fiserv, Inc., 3.125%, 06/15/16	15,000	14,938

KLA-Tencor Corp., 6.900%, 05/01/18	22,000	24,886

		89,423

Materials: 0.2%
Domtar Corp., 9.500%, 08/01/16	16,000	19,680

Utilities: 0.3%
American Water Capital Corp., 6.085%, 10/15/17	25,000	28,851
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,738

		51,589

TOTAL CORPORATE BONDS (Cost $882,744)		921,424

U.S. GOVERNMENT AGENCY BONDS: 3.2%

Freddie Mac (Agency): 0.7%
3.750%, 03/27/19	58,000	61,475

Fannie Mae (Agency): 2.5%
1.250%, 08/20/13	20,000	20,284
4.125%, 04/15/14	15,000	16,346
4.375%, 10/15/15	30,000	33,278
5.375%, 07/15/16	130,000	151,256

		221,164

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $63,428)		282,639

GOVERNMENT BONDS: 0.7%
AID-Egypt, 4.450%, 09/15/15	35,000	38,917
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,619

TOTAL GOVERNMENT BONDS (Cost $275,197)		63,428

MUNICIPAL BONDS: 1.9%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	50,000	52,631
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
MUNICIPAL BONDS, continued

Kirkwood Community College Iowa, 2.500%, 06/01/17	$120,000	$120,393

TOTAL MUNICIPAL BONDS (Cost $169,943)		173,024

U.S. TREASURY NOTES: 7.7%
2.000%, 04/15/12 (TIPS)	26,594	27,182
0.625%, 04/15/13 (TIPS)	31,915	32,875
1.875%, 07/15/13 (TIPS)	45,299	48,158
2.000%, 07/15/14 (TIPS)	45,330	49,463
1.625%, 01/15/15 (TIPS)	78,900	85,631
0.500%, 04/15/15 (TIPS)	118,285	123,442
1.375%, 07/15/18 (TIPS)	81,335	88,388
1.375%, 01/15/20 (TIPS)	46,792	50,221
2.375%, 01/15/25 (TIPS)	64,417	74,140
2.375%, 01/15/27 (TIPS)	14,495	16,556
1.750%, 01/15/28 (TIPS)	75,133	78,761
3.375%, 04/15/32 (TIPS)	16,469	21,822

TOTAL U.S. TREASURY NOTES (Cost $661,160)		696,639

MORTGAGE-BACKED SECURITIES: 7.4%

U.S. GOVERNMENT MORTGAGE BACKED: 6.3%

Ginnie Mae (Mortgage-Backed): 2.8%
3.459%, 05/16/36	125,000	126,614
4.500%, 08/20/40	116,355	122,748

		249,362

Freddie Mac (Mortgage-Backed): 3.3%
5.000%, 07/15/37	79,987	85,738
5.000%, 06/01/39	67,312	71,592
4.500%, 07/01/39	60,793	62,968
4.500%, 09/01/40	68,526	70,913

		291,211

Fannie Mae (Mortgage-Backed): 0.2%
6.040%, 07/01/13	18,909	19,468

COMMERCIAL MORTGAGE-BACKED: 1.1%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,638

COMMERCIAL MORTGAGE-BACKED, continued

JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	13,833	14,192
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,235

		96,065

TOTAL MORTGAGE-BACKED SECURITIES (Cost $647,395)		656,106

TOTAL BONDS (Cost: $2,699,867)		2,794,368

REPURCHASE AGREEMENTS: 1.2%
State Street Repo, 0.010%, 07/01/2011 (collateralized by United States Treasury Note, 0.010%, due 08/11/2011, principal amount $110,000; market value $109,997.47)	105,000	105,000

TOTAL REPURCHASE AGREEMENTS (Cost $105,000)

TOTAL INVESTMENTS: 99.1% (Cost $8,257,154)		8,867,031

OTHER ASSETS AND LIABILITIES— (Net): 0.9%		87,034

Net Assets: 100.0%		$8,954,065

(a)	Non income producing security

(b)	Institutional Class shares

(c)	Investor Class shares

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Conservative Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
STOCKS: 31.0%

COMMON STOCKS: 30.9%

Consumer Discretionary: 3.2%
Accor SA	57	$2,550
Arbitron, Inc.	60	2,480
Best Buy Co., Inc.	31	974
BorgWarner, Inc. (a)	12	969
Cinemark Holdings, Inc.	119	2,464
Comcast Corp, Class A	294	7,124
Darden Restaurants, Inc.	10	498
Denso Corp.	64	2,380
DeVry, Inc.	70	4,139
DISH Network Corp., Class A (a)	238	7,299
Electrolux AB, Series B	64	1,531
Expedia, Inc.	25	725
GameStop Corp., Class A (a)	7	187
Gannett Co, Inc.	310	4,439
Hanesbrands, Inc. (a)	125	3,569
Hennes & Mauritz AB, B Shares	67	2,310
Home Depot, Inc.	129	4,672
International Game Technology	250	4,395
Interpublic Group of Cos., Inc., The	360	4,500
Johnson Controls, Inc.	175	7,291
KB Home	210	2,054
Lowe’s Cos., Inc.	33	769
Macy’s, Inc.	6	175
McDonald’s Corp.	56	4,722
Meredith Corp.	75	2,335
Mohawk Industries, Inc. (a)	65	3,899
Newell Rubbermaid, Inc.	220	3,472
News Corp., Class A	606	10,726
NIKE, Inc., Class B	136	12,237
Nordstrom, Inc.	70	3,286
Pulte Group, Inc. (a)	400	3,064
Reed Elsevier PLC	189	1,721
Royal Caribbean Cruises, Ltd. (a)	110	4,140
Scripps Networks Interactive, Class A	216	10,558
SES SA	242	6,798
Sharp Corp./Japan	162	1,478
Sotheby’s	30	1,305
Staples, Inc.	173	2,733
Target Corp.	518	24,300
Tiffany & Co.	35	2,749
Time Warner Cable, Inc.	122	9,522
Time Warner, Inc.	266	9,675
Toll Brothers, Inc. (a)	80	1,660

Washington Post Co., The, Class B	5	2,095

		189,969

Consumer Staples: 2.5%
Carrefour SA (a)	57	2,343
Coca-Cola Co., The	72	4,845
Corn Products International, Inc.	40	2,211
Cosan, Ltd., Class A	63	774
Costco Wholesale Corp.	92	7,474
CVS Caremark Corp.	365	13,717
Energizer Holdings, Inc. (a)	25	1,809
Hansen Natural Corp. (a)	15	1,214
HJ Heinz Co.	78	4,156
JM Smucker Co., The	121	9,249
Kellogg Co.	81	4,481
Kimberly-Clark Corp.	138	9,185
L’Oreal SA	22	2,855
McCormick & Co., Inc.	417	20,671
Natura Cosmeticos SA	83	2,074
PepsiCo, Inc.	101	7,113
Procter & Gamble Co., The	427	27,144
Safeway, Inc.	161	3,763
Sysco Corp.	246	7,670
Tesco PLC	252	1,628
Unilever PLC, ADR	96	3,110
United Natural Foods, Inc. (a)	72	3,073
WD-40 Co.	150	5,857

		146,416

Energy: 3.7%
Apache Corp.	31	3,825
Baker Hughes, Inc.	48	3,483
BG Group PLC, ADR	133	15,195
Canadian Natural Resources, Ltd.	4	167
Cimarex Energy Co.	100	8,992
ConocoPhillips	178	13,384
Contango Oil & Gas Co. (a)	35	2,045
El Paso Corp.	497	10,039
Energen Corp.	280	15,820
Energy XXI (Bermuda), Ltd. (a)	50	1,661
Enerplus Corp.	250	7,900
Ensco PLC , ADR	56	2,985
EQT Corp.	51	2,679
Kinder Morgan Management LLC, LP	211	13,839
Newfield Exploration Co. (a)	236	16,053
Noble Corp.	177	6,976
Noble Energy, Inc.	90	8,067
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Energy, continued
Penn West Petroleum, Ltd.	3	$69
Petroleo Brasileiro SA, ADR	86	2,912
Plains Exploration & Production Co. (a)	300	11,436
Provident Energy, Ltd.	225	2,009
Quicksilver Resources, Inc. (a)	356	5,255
Range Resources Corp.	9	500
Royal Dutch Shell PLC, ADR	141	10,029
Sasol Ltd., ADR	11	582
Seadrill, Ltd.	198	6,985
SM Energy Co.	20	1,470
Southern Union Co.	91	3,654
Spectra Energy Corp.	366	10,032
Statoil ASA, ADR	301	7,660
Suncor Energy, Inc.	172	6,725
W&T Offshore, Inc.	355	9,273
Weatherford International, Ltd. (a)	224	4,200
Williams Cos., Inc., The	134	4,053

		219,954

Financials: 4.4%
Aflac, Inc.	100	4,668
American Express Co.	127	6,566
Annaly Capital Management, Inc., REIT	228	4,113
Artio Global Investors, Inc.	250	2,825
Banco Bradesco SA, ADR	87	1,783
Bank of America Corp.	387	4,242
Bank of Montreal	40	2,542
Bank of New York Mellon Corp., The	862	22,084
BlackRock, Inc.	60	11,509
British Land Co. PLC, REIT	126	1,232
CB Richard Ellis Group, Inc., Class A (a)	160	4,018
Charles Schwab Corp., The	973	16,006
Chubb Corp.	57	3,569
Cincinnati Financial Corp.	136	3,968
City National Corp.	35	1,899
Digital Realty Trust, Inc., REIT	85	5,251
First American Financial Corp.	345	5,399
First Horizon National Corp.	320	3,053
Glacier Bancorp, Inc.	130	1,752
Growthpoint Properties, Ltd.	400	1,082
HCC Insurance Holdings, Inc.	75	2,363
HCP, Inc., REIT	165	6,054
Hospitality Properties Trust, REIT	149	3,613
HSBC Holdings PLC	179	1,775

Itau Unibanco Holding SA, ADR	63	1,484
Janus Capital Group, Inc.	450	4,248
Jones Lang LaSalle, Inc.	45	4,244
JPMorgan Chase & Co.	629	25,751
Lazard, Ltd., LP, Class A	115	4,267
Loews Corp.	117	4,925
Marsh & McLennan Cos., Inc.	182	5,677
MetLife, Inc.	75	3,290
Och-Ziff Capital Mgmt. Group, LP, Class A	21	291
optionsXpress Holdings, Inc.	63	1,051
Pinnacle Financial Partners, Inc. (a)	150	2,334
Plum Creek Timber Co., Inc., REIT	15	608
Potlatch Corp., REIT	63	2,222
PrivateBancorp, Inc.	75	1,035
Progressive Corp., The	764	16,334
Royal Bank of Canada	125	7,129
Royal Bank of Canada (Canadian)	35	2,001
SEI Investments Co.	376	8,464
State Street Corp.	109	4,915
Tower Group, Inc.	175	4,169
Travelers Cos., Inc., The	87	5,079
U.S. Bancorp	123	3,138
Unibail-Rodamco SE, REIT	11	2,542
UniCredit SpA	275	582
Valley National Bancorp	226	3,076
Wells Fargo & Co.	705	19,781
Westpac Banking Corp.	64	1,534
Willis Group Holdings PLC	31	1,273

		262,810

Health Care: 3.9%
Abbott Laboratories	170	8,945
Amgen, Inc. (a)	24	1,400
Baxter International, Inc.	113	6,745
Becton Dickinson & Co.	167	14,390
Bio-Rad Laboratories, Inc., Class A (a)	45	5,371
Bristol-Myers Squibb Co.	123	3,562
Covidien PLC	211	11,232
Cyberonics, Inc. (a)	55	1,537
Eli Lilly & Co.	106	3,978
Furiex Pharmaceutical, Inc. (a)	60	1,067
Genomic Health, Inc. (a)	60	1,675
Gen-Probe, Inc. (a)	65	4,495
Gilead Sciences, Inc. (a)	92	3,810
GlaxoSmithKline PLC, ADR	145	6,221
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Health Care, continued
Hospira, Inc. (a)	295	$16,715
Human Genome Sciences, Inc. (a)	8	196
Johnson & Johnson	239	15,898
LHC Group, Inc. (a)	115	2,652
Life Technologies Corp. (a)	50	2,604
Merck & Co., Inc.	301	10,622
Mylan, Inc. (a)	96	2,368
Novartis AG	113	6,925
Novartis AG, ADR	95	5,805
Novo Nordisk A/S	72	9,020
Novo Nordisk A/S, ADR	59	7,392
Olympus Corp.	64	2,159
Pfizer, Inc.	402	8,281
Roche Holding AG	59	9,878
Roche Holding AG, ADR	282	11,833
Salix Pharmaceuticals, Ltd. (a)	40	1,593
Sirona Dental Systems, Inc. (a)	20	1,062
Smith & Nephew PLC	189	2,025
St. Jude Medical, Inc.	8	381
Teleflex, Inc.	300	18,318
Teva Pharmaceutical Industries, Ltd., ADR	52	2,507
Thermo Fisher Scientific, Inc. (a)	5	322
VCA Antech, Inc. (a)	150	3,180
Waters Corp. (a)	41	3,926
WellPoint, Inc.	54	4,255
Zimmer Holdings, Inc. (a)	70	4,425

		228,770

Industrials: 3.8%
3M Co.	118	11,192
ABB, Ltd. (a)	94	2,442
Abengoa SA	63	1,910
Apogee Enterprises, Inc.	85	1,089
Atlas Copco AB, A Shares	151	3,977
Brady Corp., Class A	105	3,366
Brink’s Co., The.	125	3,729
Canadian National Railway Co.	68	5,433
Canadian Pacific Railway, Ltd.	28	1,747
CCR SA	21	625
Cooper Industries PLC	115	6,862
Cummins, Inc.	33	3,415
Danaher Corp.	452	23,951
Deere & Co.	60	4,947
Deutsche Post AG	126	2,422
Dun & Bradstreet Corp.	42	3,173
East Japan Railway Co.	49	2,806

Eaton Corp.	64	3,293
Emerson Electric Co.	171	9,619
Expeditors International of Washington, Inc.	33	1,689
General Electric Co.	384	7,242
Herman Miller, Inc.	434	11,813
Honeywell International, Inc.	138	8,223
ICF International, Inc. (a)	170	4,315
IDEX Corp.	160	7,336
Illinois Tool Works, Inc.	84	4,745
Ingersoll-Rand PLC	30	1,362
Insperity, Inc.	105	3,109
Interface, Inc., Class A	195	3,777
Iron Mountain, Inc.	100	3,409
Kurita Water Industries, Ltd.	80	2,387
Mitsubishi Electric Corp.	100	1,162
Mitsui OSK Lines, Ltd.	100	538
MTR Corp.	240	854
Nordson Corp.	35	1,920
Pentair, Inc.	110	4,440
PostNL NV (a)	126	1,068
Royal Philips	88	2,260
Royal Philips (Netherlands)	7	180
RR Donnelley & Sons, Co.	305	5,981
Schneider Electric SA	11	1,837
Siemens AG	21	2,886
Simpson Manufacturing Co., Inc.	135	4,032
Skanska AB, B Shares	55	986
SKF AB, B Shares	134	3,880
Stanley Black & Decker, Inc.	51	3,675
Tennant Co.	50	1,997
Timken Co.	19	958
TNT Express NV (a)	126	1,307
United Parcel Service, Inc., Class B	10	729
Vestas Wind Systems A/S (a)	101	2,345
Volvo AB, B Shares	87	1,523
Waste Management, Inc.	478	17,815
WW Grainger, Inc.	48	7,374

		225,152

Information Technology: 5.5%
Accenture PLC., Class A	170	10,271
Adobe Systems, Inc. (a)	72	2,264
Altera Corp.	243	11,263
Anixter International, Inc.	175	11,435
Applied Materials, Inc.	173	2,251
Autodesk, Inc. (a)	75	2,895
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Information Technology, continued
BMC Software, Inc. (a)	18	$985
Brocade Communications Systems, Inc. (a)	660	4,264
Canon, Inc.	101	4,804
Ceragon Networks, Ltd. (a)	250	2,973
Ciena Corp. (a)	140	2,573
Cisco Systems, Inc.	1,084	16,921
Citrix Systems, Inc. (a)	1	80
Clicksoftware Technologies, Ltd.	200	1,976
Cognizant Technology Solutions, Class A (a)	10	733
Cymer, Inc. (a)	30	1,485
DragonWave, Inc. (a)	250	1,513
eBay, Inc. (a)	82	2,646
Electronics for Imaging, Inc. (a)	105	1,808
EMC Corp. (a)	202	5,565
EZchip Semiconductor, Ltd. (a)	50	1,849
Fair Isaac Corp.	140	4,228
Finisar Corp. (a)	285	5,139
Google, Inc., Class A (a)	77	38,991
Harmonic, Inc. (a)	280	2,024
Hewlett-Packard Co.	401	14,596
IBM	89	15,268
Intel Corp.	726	16,088
Intuit, Inc. (a)	66	3,423
Itron, Inc. (a)	35	1,686
Juniper Networks, Inc. (a)	16	504
MasterCard, Inc., Class A	69	20,792
Maxim Integrated Products, Inc.	154	3,936
Mentor Graphics Corp. (a)	145	1,857
Microchip Technology, Inc.	142	5,383
Microsoft Corp.	201	5,226
MIPS Technologies, Inc. (a)	200	1,382
Motorola Solutions, Inc. (a)	107	4,926
National Instruments Corp.	264	7,838
NetApp, Inc. (a)	58	3,061
Oracle Corp.	27	889
Paychex, Inc.	310	9,523
PMC — Sierra, Inc. (a)	65	492
Qualcomm, Inc.	318	18,059
Quest Software, Inc. (a)	85	1,932
Riverbed Technology, Inc. (a)	47	1,861
SunPower Corp., Class A (a)	75	1,450
Taiwan Semiconductor, ADR	34	429
Tellabs, Inc.	500	2,305
Teradata Corp. (a)	5	301
Texas Instruments, Inc.	439	14,412
VeriSign, Inc.	155	5,186
Websense, Inc. (a)	140	3,636
Xerox Corp	517	5,383
Yahoo!, Inc. (a)	732	11,010

		323,770

Materials: 1.2%
Air Liquide SA	14	2,006
Air Products & Chemicals, Inc.	73	6,977
Calgon Carbon Corp. (a)	225	3,825
Compass Minerals International	5	430
Crown Holdings, Inc. (a)	100	3,882
Ecolab, Inc.	66	3,721
International Paper Co.	135	4,026
Johnson Matthey PLC	41	1,295
MeadWestvaco Corp.	133	4,430
Nalco Holding Co.	57	1,585
Novozymes A/S, ADR	21	3,449
Novozymes A/S, B Shares	30	4,888
Nucor Corp.	67	2,762
Potash Corp. of Saskatchewan, Inc.	5	285
Praxair, Inc.	139	15,066
Rio Tinto PLC, ADR	28	2,025
Schnitzer Steel Industries, Inc., Class A	38	2,189
Sims Metal Management, Ltd.	67	1,274
Sonoco Products Co.	29	1,031
Svenska Cellulosa AB, B Shares	215	3,031
Syngenta AG, ADR	26	1,757
Teijin, Ltd.	301	1,327
Umicore SA	31	1,691
Vale SA, ADR	14	447

		73,399

Telecommunication Services: 0.9%
America Movil SAB de CV, Series L, ADR	49	2,640
American Tower Corp., Class A (a)	65	3,401
AT&T, Inc.	315	9,894
BCE, Inc.	55	2,161
CenturyLink, Inc.	131	5,296
Portugal Telecom SGPS SA	61	600
Telefonica SA	283	6,912
Telefonica SA, ADR	199	4,874
Verizon Communications, Inc.	97	3,611
Vodafone Group PLC, ADR	313	8,363
Windstream Corp.	352	4,563

		52,315

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
COMMON STOCKS, continued

Utilities: 1.8%
Acciona SA	16	$1,699
AGL Resources, Inc.	195	7,938
American Water Works Co., Inc.	295	8,688
EDF Energies Nouvelles SA	22	1,257
Enel Green Power SpA	632	1,743
Hyflux, Ltd.	1,121	1,816
Iberdrola Renovables SA	441	1,948
MDU Resources Group, Inc.	445	10,013
National Grid PLC	347	3,416
National Grid PLC, ADR	103	5,091
NiSource, Inc.	360	7,290
Northeast Utilities	119	4,185
Northwest Natural Gas Co.	75	3,385
Oneok, Inc.	177	13,100
Ormat Technologies, Inc.	75	1,651
Portland General Electric Co.	88	2,225
Questar Corp.	649	11,494
Red Electrica Corp. SA	47	2,835
SABESP, ADR	7	418
Scottish & Southern Energy PLC	189	4,227
Sempra Energy	117	6,187
Severn Trent PLC	101	2,386
Veolia Environnement SA, ADR	6	170
Verbund AG	41	1,786

		104,948

TOTAL COMMON STOCKS (Cost $1,613,546)		1,827,503

PREFERRED STOCK: 0.1%

Consumer Staples: 0.1%
Henkel AG & Co KGaA	75	5,215

TOTAL PREFERRED STOCK (Cost $4,704)		5,215

AFFILIATED INVESTMENT COMPANIES: 11.8%
Pax World Global Green Fund (b)	8,033	81,129
Pax World High Yield Bond Fund (b)	35,678	273,653
Pax World International Fund (b)	22,251	204,932

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $531,037)		559,714

NON-AFFILIATED INVESTMENT COMPANIES: 8.7%
Access Capital Community Investment Fund (b)	12,236	118,688
CRA Qualified Investment Fund (b)	21,765	236,151
Schroder Emerging Markets Equity Fund (c)	11,301	160,245

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $511,196)		515,084

BONDS: 49.3%

CORPORATE BONDS: 16.2%

Consumer Discretionary: 2.1%
BorgWarner, Inc., 5.750%, 11/01/16	$24,000	26,230
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	10,768
Home Depot, Inc., 5.950%, 04/01/41	21,000	21,703
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,813
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	50,566

		127,080

Energy: 1.8%
Conoco, Inc., 6.950%, 04/15/29	35,000	42,626
MidAmerican Energy Co., 6.750%, 12/30/31	45,000	52,202
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,715

		106,543

Financials: 6.5%
AMB Property LP, 6.125%, 12/01/16	35,000	38,274
BlackRock, Inc., 3.500%, 12/10/14	25,000	26,368
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,240
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,243
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,877
Markel Corp., 6.800%, 02/15/13	35,000	37,524
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
CORPORATE BONDS, continued

Financials, continued
NASDAQ OMX Group, 4.000%, 01/15/15	$24,000	$24,298
Progressive Corp., The, 6.700%, 06/15/37	25,000	26,002
State Street Corp., 7.350%, 06/15/26	20,000	24,922
Unitrin, Inc., 6.000%, 11/30/15	11,000	11,768
Wachovia Corp., 5.500%, 05/01/13	35,000	37,654
Willis North America, Inc., 5.625%, 07/15/15	35,000	37,903

		385,073

Health Care: 1.7%
Beckman Coulter, Inc., 6.000%, 06/01/15	35,000	39,807
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,918
McKesson Corp., 6.000%, 03/01/41	11,000	11,792

		99,517

Industrials: 1.3%
GATX Corp., 9.000%, 11/15/13	29,858	34,325
Owens Corning, Inc., 6.500%, 12/01/16	20,000	21,787
Verisk Analytics, Inc., 5.800%, 05/01/21	17,000	18,066

		74,178

Information Technology: 1.5%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	49,599
Fiserv, Inc., 3.125%, 06/15/16	15,000	14,938
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	24,886

		89,423

Materials: 0.4%
Domtar Corp., 9.500%, 08/01/16	17,000	20,910

Utilities: 0.0%
American Water Capital Corp., 6.085%, 10/15/17	25,000	28,851
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,738

		51,589

TOTAL CORPORATE BONDS
(Cost $913,494)		954,313

U.S. GOVERNMENT AGENCY BONDS: 4.3%

Freddie Mac (Agency): 1.1%
3.750%, 03/27/19	61,000	64,654

Fannie Mae (Agency): 3.2%
1.250%, 08/20/13	17,000	17,241
4.125%, 04/15/14	10,000	10,897
5.375%, 07/15/16	140,000	162,892

		191,030

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $247,477)		255,684

GOVERNMENT BONDS: 1.1%
AID-Egypt, 4.450%, 09/15/15	35,000	38,917
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,618

TOTAL GOVERNMENT BONDS
(Cost $63,428)		64,535

U.S. TREASURY NOTES: 10.1%
2.000%, 04/15/12 (TIPS)	28,811	29,448
0.625%, 04/15/13 (TIPS)	7,447	7,671
1.125%, 06/15/13	65,000	65,851
1.875%, 07/15/13 (TIPS)	50,196	53,365
2.000%, 07/15/14 (TIPS)	50,102	54,670
1.625%, 01/15/15 (TIPS)	88,321	95,856
0.500%, 04/15/15 (TIPS)	8,301	8,663
1.625%, 01/15/18 (TIPS)	10,733	11,813
1.375%, 07/15/18 (TIPS)	90,719	98,586
1.375%, 01/15/20 (TIPS)	22,876	24,552
2.375%, 01/15/25 (TIPS)	71,574	82,377
2.375%, 01/15/27 (TIPS)	11,150	12,736
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Schedule of Investments (Unaudited), continued
ESG Managers® Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value
U.S. TREASURY NOTES, continued
1.750%, 01/15/28 (TIPS)	$26,833	$28,129
3.375%, 04/15/32 (TIPS)	19,002	25,179

TOTAL U.S. TREASURY NOTES (Cost $567,095)		598,896

MORTGAGE-BACKED SECURITIES: 17.6%

U.S. GOVERNMENT MORTGAGE BACKED: 14.7%

Ginnie Mae (Mortgage-Backed): 9.3%
4.175%, 01/16/38	75,000	80,227
4.500%, 01/15/40	107,643	113,855
4.500%, 08/20/40	85,275	89,961
4.500%, 11/20/40	247,437	261,033

		545,076

Freddie Mac (Mortgage-Backed): 5.0%
5.000%, 07/15/37	83,623	89,635
5.000%, 06/01/39	67,312	71,592
4.500%, 07/01/39	60,793	62,968
4.500%, 09/01/40	68,526	70,913

		295,108

Fannie Mae (Mortgage-Backed): 0.4%
6.040%, 07/01/13	23,636	24,335

Small Business Administration: 1.3%
0.600%, 07/25/20	22,879	22,819
5.490%, 03/01/28	50,961	55,507

		78,326

Commercial Mortgage-Backed: 1.6%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,638
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	13,833	14,192
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,235

		96,065

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,020,315)		1,038,910

TOTAL BONDS
(Cost $2,812,109)		2,912,338

TOTAL INVESTMENTS: 98.5% (Cost $5,472,592)		5,819,854

OTHER ASSETS AND LIABILITIES—
(Net): 1.5%		92,327

Net Assets: 100.0%		$5,912,181

(a)	Non income producing security

(b)	Institutional Class shares

(c)	Investor Class shares

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities
SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

June 30, 2011
Statements of Assets and Liabilities (Unaudited)

Aggressive Growth
ASSETS
Investments, at cost—Note A	$5,120,197

Investments in unaffiliated issuers, at value—Note A	$4,608,989
Investments in affiliated issuers, at value—Note C	1,096,925

Total Investments	5,705,914
Cash	102,536
Prepaid expenses	4,232
Receivables:
Receivable for shares sold	57
Dividends and interest—Note A	5,380
Investment securities sold	3,605
Other	1,110

Total Assets	5,822,834

LIABILITIES
Payables:
Payable for shares redeemed	9,451
Investment securities purchased	11,308
Accrued expenses:
Investment advisory fees—Note B	7,361
Distribution expense	1,719
Transfer agent fees	2,201
Printing and other shareholder communication fees	24,475
Custodian fees	12,955
Legal and audit fees	10,781
Other accrued expenses	6,707

Total Liabilities	86,958

NET ASSETS	$5,735,876

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011

Growth	Moderate	Conservative
$9,065,608	$8,257,154	$5,472,592

$7,731,732	$7,814,397	$5,260,140
2,110,890	1,052,634	559,714

9,842,622	8,867,031	5,819,854
279,583	205,079	197,068
2,670	3,671	6,092

160	226	170
21,310	32,167	29,637
4,382	2,909	1,898
1,701	1,331	721

10,152,428	9,112,414	6,055,440

36,041	77,223	69,542
16,693	15,066	11,258
10,920	6,705	3,025
1,785	1,741	1,709
2,201	2,201	2,201
23,933	23,656	23,568
12,178	12,817	12,819
12,975	12,975	12,975
6,238	5,965	6,162

122,964	158,349	143,259

$10,029,464	$8,954,065	$5,912,181

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Statements of Assets and Liabilities (Unaudited), continued

Aggressive Growth
NET ASSETS REPRESENTED BY
Paid in Capital	$5,057,004
Undistributed (distributions in excess of) net investment income	11,488
Accumulated net realized gain (loss)	81,604
Net unrealized appreciation (depreciation) of:
Investments	585,717
Foreign currency translations	63

NET ASSETS	$5,735,876

Class A
Net Assets	$1,432,124
Capital Shares Outstanding	125,997

Net asset value per share	$11.37

Institutional Class
Net assets	$2,697,377
Capital Shares Outstanding	236,493

Net asset value per share	$11.41

Class C
Net assets	$1,606,375
Capital Shares Outstanding	141,577

Net asset value per share	$11.35

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011

Growth	Moderate	Conservative
$9,124,905	$8,258,980	$5,503,510
23,839	14,313	9,683
103,581	70,792	51,665
777,013	609,877	347,262
126	103	61

$10,029,464	$8,954,065	$5,912,181

$2,964,020	$2,685,525	$1,255,326
264,205	245,310	115,580

$11.22	$10.95	$10.86

$4,937,395	$5,553,785	$4,283,528
440,108	506,786	394,006

$11.22	$10.96	$10.87

$2,128,049	$714,755	$373,327
190,226	65,622	34,621

$11.19	$10.89	$10.78

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2011
Statements of Operations (Unaudited)

Aggressive Growth
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $1,572; $2,172; $1,617; and $923; respectively)	$44,266
Dividends from affiliate—Note C	13,747
Interest (net of foreign withholding tax of $0; $0; $0; and $0; respectively)	—

Total Income	58,013

Expenses
Investment advisory fees—Note B	23,757
Distribution expenses—Class A (Note B)	1,282
Distribution expenses—Class C (Note B)	1,997
Service plan expenses—Class C (Note B)	5,992
Transfer agent fees	36,012
Printing and other shareholder communication fees	6,826
Custodian fees	30,164
Legal fees and related expenses	7,344
Trustees’ fees and expenses	9,973
Compliance expense	4,659
Audit fees	10,125
Registration fees	27,743
Other expenses	49

Total Expenses	165,923

Less:
Advisory fee waiver—Note B	(5,873)
Expenses assumed by Adviser—Note B	(125,241)

Net expenses	34,809

Net investment income	23,204

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	90,721
Foreign currency transactions	(419)
Change in unrealized appreciation (depreciation) on:
Investments	131,300
Foreign currency translation	35

Net realized and unrealized gain (loss) on investments and foreign currency	221,637

Net increase in net assets resulting from operations	$244,841

Commencement of Operations for each Fund—January 4, 2010
SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2011

Growth	Moderate	Conservative
$63,427	$47,187	$23,565
48,110	22,313	14,534
24,025	65,324	59,846

135,562	134,824	97,945

39,008	33,308	20,587
3,100	2,997	1,447
2,321	635	188
6,962	1,904	563
35,839	35,366	34,994
8,290	7,742	5,493
24,812	29,967	27,754
8,411	8,220	7,445
10,266	10,259	10,028
4,659	4,659	4,659
12,195	12,195	12,195
27,327	27,215	26,979
165	146	63

183,355	174,613	152,395

(14,417)	(9,738)	(5,056)
(120,938)	(127,858)	(125,766)

48,000	37,017	21,573

87,562	97,807	76,372

115,968	92,586	55,986
(706)	(448)	(319)

194,729	177,248	93,863
73	56	34

310,064	269,442	149,564

$397,626	$367,249	$225,936

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2011
Statements of Changes in Net Assets (Unaudited)

	Aggressive Growth
	(Unaudited)
	Period Ended	Period Ended
	6/30/11	12/31/10*
INCREASE (DECREASE) IN NET ASSETS
Operations
Investment income (loss), net	$23,204	$37,344
Net realized gain (loss) on investments and foreign currency transactions	90,302	7,489
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	131,335	454,446

Net increase in net assets resulting from operations	244,841	499,279
Distributions to shareholders from:
Net investment income
Class A	(3,399)	(6,146)
Institutional Class	(8,317)	(27,658)
Class C	—	(4,167)
Realized gains
Class A	(3,971)	—
Institutional Class	(7,448)	—
Class C	(4,473)	—

Total distributions to shareholders	(27,608)	(37,971)

From capital share transactions:
Class A
Proceeds from shares sold	663,559	700,042
Proceeds from reinvestment of distributions	7,293	6,113
Cost of shares redeemed	(27,843)	(4,994)

Net increase (decrease) from Class A transactions	643,009	701,161

Institutional Class
Proceeds from shares sold	5,591	1,020,698
Proceeds from reinvestment of distributions	15,764	27,658
Cost of shares redeemed	(20,994)	(34,939)

Net increase (decrease) from Institutional Class transactions	361	1,013,417

Class C
Proceeds from shares sold	561,399	1,195,035
Proceeds from reinvestment of distributions	4,472	4,167
Cost of shares redeemed	(361,523)	(6,663)

Net increase from Class C transactions	204,348	1,192,539

Net increase from capital share transactions	847,718	2,907,117

Net increase in net assets	1,064,951	3,368,425

Net assets
Beginning of period	4,670,925	1,302,500

End of period (1)	$5,735,876	$4,670,925

(1) Includes undistributed net investment income (loss)	$11,488	$—

*	Commencement of Operations for each Fund—January 4, 2010
SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2011

Growth		Moderate		Conservative
(Unaudited)		(Unaudited)		(Unaudited)
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
6/30/11	12/31/10*	6/30/11	12/31/10*	6/30/11	12/31/10*
$87,562	$123,120	$97,807	$124,782	$76,372	$92,897
115,262	(14,952)	92,138	(24,926)	55,667	(857)
194,802	582,337	177,304	432,675	93,897	253,426

397,626	690,505	367,249	532,531	225,936	345,466

(20,081)	(20,134)	(23,542)	(26,608)	(13,241)	(13,358)
(38,875)	(78,338)	(54,724)	(91,865)	(49,727)	(77,121)
(8,091)	(14,128)	(4,744)	(3,279)	(3,715)	(200)
(1,228)	—	—	—	(1,144)	—
(2,075)	—	—	—	(3,892)	—
(900)	—	—	—	(342)	—

(71,250)	(112,600)	(83,010)	(121,752)	(72,061)	(90,679)

1,038,307	1,976,572	625,374	2,211,965	132,125	1,111,238
20,263	19,051	21,966	25,554	14,023	13,060
(245,388)	(33,196)	(111,671)	(269,517)	(87,813)	(595)

813,182	1,962,427	535,669	1,968,002	58,335	1,123,703

8,094	103,873	16,400	57,000	690	169,380
40,950	78,338	54,724	91,865	53,619	77,121
(172)	(2,935)	—	—	(84)	(303)

48,872	179,276	71,124	148,865	54,225	246,198

558,785	1,445,239	333,562	432,445	344,314	25,421
8,991	12,662	4,537	3,169	3,741	82
(15,567)	(70,911)	(28,316)	(67,237)	—	—

552,209	1,386,990	309,783	368,377	348,055	25,503

1,414,263	3,528,693	916,576	2,485,244	460,615	1,395,404

1,740,639	4,106,598	1,200,815	2,896,023	614,490	1,650,191

8,288,825	4,182,227	7,753,250	4,857,227	5,297,691	3,647,500

$10,029,464	$8,288,825	$8,954,065	$7,753,250	$5,912,181	$5,297,691

$23,839	$3,324	$14,313	$(484)	$9,683	$(6)

SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2011
Statements of Changes in Net Assets—Shares of Beneficial Interest

	Aggressive Growth
	(Unaudited)
	Period Ended	Period Ended
	6/30/11	12/31/10*
Class A
Shares sold	57,292	70,361
Shares issued in reinvestment of distributions	659	573
Shares redeemed	(2,464)	(524)

Net increase in shares outstanding	55,487	70,410

Institutional Class
Shares sold	494	107,417
Shares issued in reinvestment of distributions	1,419	2,641
Shares redeemed	(1,845)	(3,683)

Net increase in shares outstanding	68	106,375

Class C
Shares sold	50,836	121,885
Shares issued in reinvestment of distributions	405	383
Shares redeemed	(31,365)	(667)

Net increase in shares outstanding	19,876	121,601

*      Commencement of Operations for each Fund—January 4, 2010
SEE NOTES TO FINANCIAL STATEMENTS

Period Ended June 30, 2011

Growth		Moderate		Conservative
(Unaudited)		(Unaudited)		(Unaudited)
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
6/30/11	12/31/10*	6/30/11	12/31/10*	6/30/11	12/31/10*
92,660	192,760	57,570	219,217	12,084	109,033
1,844	1,794	2,034	2,478	1,302	1,257
(21,762)	(3,191)	(10,250)	(25,839)	(8,138)	(58)

72,742	191,363	49,354	195,856	5,248	110,232

724	10,334	1,519	5,709	64	16,937
3,726	7,617	5,062	8,973	4,974	7,518
(15)	(301)	—	—	(8)	(29)

4,435	17,650	6,581	14,682	5,030	24,426

50,103	146,317	30,801	43,202	31,669	2,494
820	1,238	422	307	350	8
(1,394)	(6,958)	(2,629)	(6,581)	—	—

49,529	140,597	28,594	36,928	32,019	2,502

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Financial Highlights
Selected data for a share outstanding throughout each period.

		Income (loss) from
		investment operations			Distributions to shareholders
	Net asset	Net	Net
	value,	investment	realized and	Total from	From net	From net	Tax
	beginning	income	unrealized	investment	investment	realized	return of
	of period	(loss)[1]	gain (loss)	operations	income	gains	capital
Aggressive Growth
Class A

Period Ended June 30, 2011 (Unaudited)	$10.89	$0.06	$0.48	$0.54	$0.03	$0.03	$—
For the Period Ended December 31, 2010	10.00	0.13	0.86	0.99	0.10	—	—
Institutional Class

Period Ended June 30, 2011 (Unaudited)	$10.91	$0.07	$0.50	$0.57	$0.04	$0.03	$—
For the Period Ended December 31, 2010	10.00	0.13	0.90	1.03	0.12	—	—
Class C

Period Ended June 30, 2011 (Unaudited)	$10.88	$0.01	$0.49	$0.50	$—	$0.03	$—
For the Period Ended December 31, 2010	10.00	0.04	0.88	0.92	0.04	—	—
Growth
Class A

Period Ended June 30, 2011 (Unaudited)	$10.80	$0.11	$0.39	$0.50	$0.08	$0.006	$—
For the Period Ended December 31, 2010	10.00	0.25	0.72	0.97	0.17	—	—
Institutional Class

Period Ended June 30, 2011 (Unaudited)	$10.80	$0.12	$0.39	$0.51	$0.09	$0.006	$—
For the Period Ended December 31, 2010	10.00	0.22	0.76	0.98	0.19	—	—
Class C

Period Ended June 30, 2011 (Unaudited)	$10.78	$0.07	$0.38	$0.45	$0.04	$0.006	$—
For the Period Ended December 31, 2010	10.00	0.14	0.75	0.89	0.11	—	—
Moderate
Class A

Period Ended June 30, 2011 (Unaudited)	$10.57	$0.12	$0.36	$0.48	$0.10	$—	$—
For the Period Ended December 31, 2010	10.00	0.21	0.53	0.74	0.17	—	—
Institutional Class

Period Ended June 30, 2011 (Unaudited)	$10.58	$0.13	$0.36	$0.49	$0.11	$—	$—
For the Period Ended December 31, 2010	10.00	0.21	0.56	0.77	0.19	—	—
Class C

Period Ended June 30, 2011 (Unaudited)	$10.53	$0.08	$0.35	$0.43	$0.07	$—	$—
For the Period Ended December 31, 2010	10.00	0.13	0.53	0.66	0.13	—	—
Conservative
Class A

Period Ended June 30, 2011 (Unaudited)	$10.55	$0.14	$0.30	$0.44	$0.12	$0.01	$—
For the Period Ended December 31, 2010	10.00	0.21	0.53	0.74	0.19	—	—
Institutional Class

Period Ended June 30, 2011 (Unaudited)	$10.56	$0.15	$0.30	$0.45	$0.13	$0.01	$—
For the Period Ended December 31, 2010	10.00	0.22	0.54	0.76	0.20	—	—
Class C

Period Ended June 30, 2011 (Unaudited)	$10.50	$0.13	$0.27	$0.40	$0.11	$0.01	$—
For the Period Ended December 31, 2010	10.00	0.13	0.52	0.65	0.15	—	—

[1]	Based on average shares outstanding during the period.

[2]	Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011

				Ratios to average net assets[3]
						Net	Gross
	Net asset		Net assets	Net expenses	Net	expenses	expenses
	value,		end of	including	investment	before	excluding
Total	end of	Total	period	reimbursements	income	voluntary	reimbursements	Portfolio
distributions	period	return[2]	(in$000’s)	and waivers	(loss)	waivers	and waivers	Turnover[4]
$ 0.06	$11.37	4.96%	$1,432	1.22%	1.10%	1.44%	6.19%	25%
0.10	10.89	9.96%	768	1.23%	1.32%	1.55%	8.40%	40%

$ 0.07	$11.41	5.21%	$2,697	0.97%	1.20%	1.19%	5.93%	25%
0.12	10.91	10.33%	2,579	0.98%	1.32%	1.30%	8.15%	40%

$ 0.03	$11.35	4.62%	$1,606	1.97%	0.20%	2.19%	6.93%	25%
0.04	10.88	9.16%	1,324	1.98%	0.43%	2.30%	9.15%	40%

$ 0.08	$11.22	4.67%	$2,964	1.03%	1.97%	1.34%	3.98%	22%
0.17	10.80	9.79%	2,068	1.08%	2.42%	1.49%	5.17%	30%

$ 0.09	$11.22	4.78%	$4,937	0.78%	2.14%	1.09%	3.72%	22%
0.19	10.80	9.93%	4,705	0.83%	2.18%	1.24%	4.92%	30%

$ 0.04	$11.19	4.25%	$2,128	1.78%	1.21%	2.09%	4.73%	22%
0.11	10.78	8.93%	1,516	1.83%	1.36%	2.24%	5.93%	30%

$ 0.10	$10.95	4.53%	$2,686	1.01%	2.25%	1.24%	4.31%	27%
0.17	10.57	7.50%	2,071	1.10%	2.05%	1.41%	5.19%	36%

$ 0.11	$10.96	4.64%	$5,554	0.76%	2.46%	0.99%	4.06%	27%
0.19	10.58	7.74%	5,292	0.85%	2.09%	1.16%	4.93%	36%

$ 0.07	$10.89	4.12%	$715	1.76%	1.58%	1.99%	5.06%	27%
0.13	10.53	6.68%	390	1.85%	1.34%	2.16%	5.94%	36%

$ 0.13	$10.86	4.14%	$1,255	0.96%	2.60%	1.14%	5.73%	24%
0.19	10.55	7.46%	1,164	1.10%	2.04%	1.33%	6.67%	27%

$ 0.14	$10.87	4.25%	$4,284	0.71%	2.84%	0.89%	5.48%	24%
0.20	10.56	7.68%	4,107	0.85%	2.14%	1.08%	6.41%	27%

$ 0.12	$10.78	3.80%	$373	1.71%	2.55%	1.89%	6.48%	24%
0.15	10.50	6.54%	27	1.85%	1.27%	2.08%	7.41%	27%

[3]	Ratios representing periods of less than one year have been annualized.

[4]	Not annualized
Commencement of Operations for each Fund—January 4, 2010
SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2011
Notes to Financial Statements
Pax World Funds Series Trust I
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2011, the Trust offered eleven investment funds.
These financial statements relate only to the ESG Mangers Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”), ESG Managers Growth Portfolio (the “Growth Portfolio”), ESG Managers Moderate Portfolio (the “Moderate Portfolio”), and ESG Conservative Portfolio (the “Conservative Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds commenced operations on January 4, 2010.
The Funds use multiple managers (“Sleeve Subadvisers”) to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. Each Sleeve Subadviser also invests the assets of its sleeve(s) in accordance with sustainability or environmental, social and governance (“ESG”) criteria. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow ESG criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. Allocation of assets among Sleeve Subadvisers is based on such factors as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other economic factors. The Adviser and Morningstar Associates may periodically adjust asset allocations to favor those Sleeve Subadvisers that the Adviser and Morningstar Associates believe will provide the most favorable outlook for achieving a Fund’s investment objective. As a result, it is not possible to predict the extent to which any Fund’s assets will be invested by (or based upon the recommendations of) a particular Sleeve Subadviser at any time and one or more Sleeve Subadvisers may not be advising any assets for a particular Fund at any given time.

June 30, 2011
The Aggressive Growth Portfolio’s primary investment objective is to seek a high level of long-term capital appreciation. The portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. Additionally, the Aggressive Growth Portfolio can invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.
The Growth Portfolio’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 80% of its total assets in equity securities (e.g., stocks) and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. Additionally, the Growth Portfolio can invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.
The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income. Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 60% of its total assets in equity securities (e.g., stocks) and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio can invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10%

June 30, 2011
Notes to Financial Statements, continued
if its assets in emerging market securities. Over the longer term, relative to the other ESG Managers Portfolios, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.
The ESG Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income. As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation. Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds) and cash and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% if its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers Portfolios, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ

June 30, 2011
from those estimates.
Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; relevant financial or business developments of the issuer; actively traded similar or related securities;

June 30, 2011
Notes to Financial Statements, continued
conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At June 30, 2011, no fair valued securities were held in any of the Funds.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
The net asset value per share (“NAV”) of each class of a Fund’s shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.
For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or a NAV determined earlier that day.
Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the

June 30, 2011
use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
In addition to those described above, investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to

June 30, 2011
Notes to Financial Statements, continued
corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2011:

	Level One	Level Two	Level Three	Totals
Aggressive Growth
Common Stocks — Domestic	$4,153,146	$—	$—	$4,153,146
Common Stocks — Foreign	—	206,596	—	206,596
Preferred Stocks	7,371	—	—	7,371
Affiliated Investment Companies	1,096,925	—	—	1,096,925
Unaffiliated Investment Companies	241,876	—	—	241,876

Total	$5,499,318	$206,596	$—	$5,705,914

Growth
Common Stocks — Domestic	$5,666,903	$—	$—	$5,666,903
Common Stocks — Foreign	—	311,085	—	311,085
Preferred Stocks	11,335	—	—	11,335
Affiliated Investment Companies	2,110,890	—	—	2,110,890
Unaffiliated Investment Companies	778,405	—	—	778,405
Corporate Bonds	—	267,351	—	267,351
U.S. Govt Agency Bonds	—	88,842	—	88,842
Government Bonds	—	21,366	—	21,366
U.S. Treasury Notes	—	381,614	—	381,614
Mortgage-Backed Securities	—	204,831	—	204,831

Total	$8,567,533	$1,275,089	$—	$9,842,622

June 30, 2011

	Level One	Level Two	Level Three	Totals
Moderate
Common Stocks — Domestic	$3,814,140	$—	$—	$3,814,140
Common Stocks — Foreign	—	261,689	—	261,689
Preferred Stocks	9,944	—	—	9,944
Affiliated Investment Companies	1,052,634	—	—	1,052,634
Unaffiliated Investment Companies	829,256	—	—	829,256
Corporate Bonds	—	921,424	—	921,424
U.S. Govt Agency Bonds	—	282,639	—	282,639
Government Bonds	—	64,536	—	64,536
Municipal Bonds	—	173,024	—	173,024
U.S. Treasury Notes	—	696,639	—	696,639
Mortgage-Backed Securities	—	656,106	—	656,106
Cash Equivalents	—	105,000	—	105,000

Total	$5,705,974	$3,161,057	$—	$8,867,031

Conservative
Common Stocks — Domestic	$1,690,636	$—	$—	$1,690,636
Common Stocks — Foreign	—	136,867	—	136,867
Preferred Stocks	5,215	—	—	5,215
Affiliated Investment Companies	559,714	—	—	559,714
Unaffiliated Investment Companies	515,084	—	—	515,084
Corporate Bonds	—	954,313	—	954,313
U.S. Govt Agency Bonds	—	255,684	—	255,684
Government Bonds	—	64,535	—	64,535
U.S. Treasury Notes	—	598,896	—	598,896
Mortgage-Backed Securities	—	1,038,910	—	1,038,910

Total	$2,770,649	$3,049,205	$—	$5,819,854

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Growth	Moderate
Balance as of December 31, 2010	$53,416	$88,185
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(199)	(885)
Net purchases (sales)	(53,217)	(87,300)
Transfers in and/or out of Level Three	—	—

Balance as of June 30, 2011	$—	$—

The change in unrealized gain/loss on Level 3 securities as of June 30, 2011 totaled losses of $199 and $885 in the Growth Portfolio and Moderate Portfolio, respectively, for the year-to-date period then ended.

June 30, 2011
Notes to Financial Statements, continued
The Funds recognize transfers between Levels as of the end of the period. As of June 30, 2011, the Funds did not have any significant transfers between valuation levels.
Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.
Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Expenses Expenses of the Funds that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of its shares.
Federal Income Taxes Each of the Funds intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income

June 30, 2011
(which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. federal income tax purposes.
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objectives, investment programs and policies.

June 30, 2011
Notes to Financial Statements, continued
Pursuant to the Agreement the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Average Net Asset Value of Fund
Aggressive Growth	0.90%
Growth	0.85%
Moderate	0.80%
Conservative	0.75%
The Adviser has entered into an Asset Allocation Agreement with Morningstar Associates, whereby Morningstar Associates, subject to the supervision of the Board of Trustees of the Trust and the Adviser, is responsible for certain portfolio construction services for the Funds.
Pursuant to the Asset Allocation Agreement Morningstar Associates has contracted to have supervisory responsibility for: (i) the implementation of the asset allocation strategy of each Fund, (ii) the amount of assets allocated to each Sleeve Subadviser and/or the Adviser, (iii) the evaluation, selection and recommendation to the Adviser and the Board of Trustees of hiring, termination and replacement of Sleeve Subadvisers to manage the assets of each Fund, and (iv) overseeing and monitoring the ongoing performance of Sleeve Subadvisers of each Fund, including their compliance with the investment objectives, policies and restrictions of the relevant Fund. For its services under the Asset Allocation Agreement, Morningstar Associates receives from the Adviser a fee based on a percentage of each applicable Fund’s average daily net assets from the Adviser’s advisory fee (the “Lead Subadvisory fee”) at an annual rate of 0.15%
Pursuant to Subadvisory Contracts, the Sleeve Subadvisers manage the Funds’ portfolios of securities and make decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Funds, the Adviser, and Morningstar Associates. For their services under their respective Subadvisory Contracts, each Sleeve Subadviser receives from

June 30, 2011
the Adviser a fee based on a percentage of the applicable sleeve’s average daily net assets from the Adviser’s advisory fee (the “Subadvisory fees”).
Payment of fees to Morningstar and the Sleeve Subadvisers is the responsibility of the Adviser, and is not an additional expense of the Funds.
During the period, the Adviser voluntarily waived advisory fees related to a portion of the initial seed investment and also related to acquired fund fees for investments in other mutual funds managed by the Adviser. For the six month period ended June 30, 2011, the Funds incurred the following advisory fees and fee waivers:

	Gross		Net
Fund	Advisory Fees	Fees Waived	Advisory Fee
Aggressive Growth	$23,757	$5,873	$17,884
Growth	39,008	14,417	24,591
Moderate	33,308	9,738	23,570
Conservative	20,587	5,056	15,531

The Adviser has contractually agreed to reimburse Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets (subject to certain exclusions):

Fund	Class A	Institutional	Class C
Aggressive Growth	1.44%	1.19%	2.19%
Growth	1.34%	1.09%	2.09%
Moderate	1.24%	0.99%	1.99%
Conservative	1.14%	0.89%	1.89%

The Adviser has contractually agreed to reimburse expenses to the extent they exceed the expense caps indicated until at least December 31, 2013.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Board of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

June 30, 2011
Notes to Financial Statements, continued
For the six month period ended June 30, 2011, the dollar amounts of expense reimbursements for each of the Funds were as follows:

	Total Expense Reimbursement by Adviser
Fund	Class A	Institutional	Class C
Aggressive Growth	$24,321	$63,016	$37,904
Growth	32,692	63,782	24,464
Moderate	36,816	83,247	7,795
Conservative	26,554	95,776	3,436

Each Fund has adopted a plan (a “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows it to pay distribution fees for the sale and distribution of its Class A and Class C shares and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. The Funds’ distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, and may retain all or any portion of the distribution fee as compensation for the distributor’s services as principal underwriter of the indicated shares of such Fund. The annual fees may equal up to 0.25% for Class A or up to 0.75% for Class C of the average daily net assets allocable to such classes of shares of a Fund.
In addition to the 12b-1 Plan, each Fund has adopted a shareholder services plan (a “Services Plan”) with respect to Class C shares. Under each Services Plan, up to 0.25% of the average daily net assets allocable to Class C shares of the Fund may be used to pay service fees to qualified dealers for providing certain shareholder services (e.g., personal services rendered to such shareholders and/or the maintenance of shareholder accounts).
Several individuals who are officers and/or Trustees of the Trust are also employees of the Adviser.

June 30, 2011
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the six month period ended June 30, 2011 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Government Bonds	Investments[1]	U.S. Government Bonds
Aggressive Growth	$2,050,568	$—	$1,141,244	$—
Growth	2,958,864	225,889	1,433,301	326,810
Moderate	2,335,181	514,146	1,280,682	663,645
Conservative	1,178,073	480,399	791,681	341,630

1       Excluding short-term investments and U.S. Government bonds.
For federal income tax purposes, the identified cost of investments owned at June 30, 2011 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2011 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
Fund	income tax basis	appreciation	depreciation	(depreciation)
Aggressive Growth	$5,120,197	$672,897	$87,180	$585,717
Growth	9,065,608	898,263	121,250	777,013
Moderate	8,257,154	692,496	82,619	609,877
Conservative	5,472,592	387,220	39,959	347,262

At June 30, 2011, the Aggressive Growth Portfolio, Growth Portfolio, Moderate Portfolio and Conservative Portfolio had unrealized foreign currency gains of $63, $126, $103 and $61, respectively.

June 30, 2011
Notes to Financial Statements, continued
The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At June 30, 2011, the Funds held the following investments in affiliated companies:

	Value at	Purchases	Sales	Realized	Unrealized	Income
Fund	6/30/11	Cost	Cost	Gain (Loss)	Gain (Loss)	Distributions
Aggressive Growth
Pax MSCI EAFE ESG Index ETF	$95,381	$100,466	$—	$—	$(5,085)	$1,630
Pax MSCI North America ESG Index ETF	114,676	118,086	—	—	(3,409)	507
Pax World Global Green Fund	219,263	61,913	—	—	22,227	—
Pax World High Yield Bond Fund	2,139	3,265	129,311	2,930	39	3,293
Pax World International Fund	665,466	106,972	148,527	6,467	56,089	8,317

Total	$1,096,925	$390,702	$277,838	$9,397	$69,861	$13,747

Growth Portfolio
Pax MSCI EAFE ESG Index ETF	$3,882	$4,000	$—	$—	$(118)	$66
Pax MSCI North America ESG Index ETF	109,645	112,051	—	—	(2,406)	437
Pax World Global Green Fund	215,689	2,437	—	—	27,138	—
Pax World High Yield Bond Fund	761,712	38,007	—	—	(4,297)	34,859
Pax World International Fund	1,019,962	48,046	241,494	5,131	75,533	12,748

Total	$2,110,890	$204,541	$241,494	$5,131	$95,850	$48,110

Moderate Portfolio
Pax MSCI EAFE ESG Index ETF	$30,491	$30,999	$—	$—	$(508)	$349
Pax MSCI North America ESG Index ETF	74,227	75,558	—	—	(1,331)	254
Pax World Global Green Fund	187,048	47	—	—	21,993	—
Pax World High Yield Bond Fund	380,562	32,252	—	—	(2,108)	16,957
Pax World International Fund	380,306	12,900	228,546	6,672	33,520	4,753

Total	$1,052,634	$151,756	$228,546	$6,672	$51,566	$22,313

Conservative Portfolio
Pax World Global Green Fund	$81,129	$1,060	$—	$—	$9,985	$—
Pax World High Yield Bond Fund	273,653	30,846	—	—	(2,340)	11,973
Pax World International Fund	204,932	3,116	103,740	6,563	21,032	2,561

Total	$559,714	$35,022	$103,740	$6,563	$28,677	$14,534

Income distributions from affiliates are included as dividend income on the Statement of Operations. Dividends are reinvested, with reinvestment amount included under Purchases Cost column above.

June 30, 2011
Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at June 30, 2011, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.
Each Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at June 30, 2011, the Funds did not directly hold any securities which were deemed illiquid.

June 30, 2011
Notes to Financial Statements, continued
NOTE D—Tax Information
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2011 and 2010 was as follows:

	Paid in 2011			Paid in 2010
	Ordinary	Return of	Long-term	Ordinary	Return of	Long-term
Fund	income	Capital	capital gains	income	capital	capital gains
Aggressive Growth	$25,998	$—	$1,610	$37,971	$—	$—
Growth	67,047	—	4,203	112,600	—	—
Moderate	83,010	—	—	121,752	—	—
Conservative	69,259	—	2,802	90,679	—	—

During the period from November 1, 2010 through December 31, 2010, the Moderate Portfolio incurred a foreign currency loss of $473. This loss is treated for federal income tax purposes as if it occurred on January 1, 2011. Accordingly, during 2010, the Fund may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. As of December 31, 2010, the Moderate Portfolio had $5,447 in capital loss carryforwards, which expires in 2018.
Uncertain Tax Position Management has analyzed the Funds’ tax positions taken for the Funds’ first tax year, 2010, which will be subject to examination by the Funds’ major tax jurisdictions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement

June 30, 2011
of Operations. Management has concluded that, as of and during the period ended June 30, 2011, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.
Note E—Other
Management has evaluated subsequent events and has determined that no events have occurred that require disclosure.
Note F—Proxy Voting
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.374.8920, or within the Statement of Additional Information available on ESG Managers’ website at www.esgmanagers.com or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Managers (toll-free) at 800.374.8920 or visiting ESG Managers’ website at www.esgmanagers.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Note G—Quarterly Portfolio Holdings Disclosure
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in each Fund’s Form N-Qs may also be obtained by visiting ESG Managers’ website at www.esgmanagers.com or telephoning ESG Managers (toll-free) at 800.374.8920.

June 30, 2011
Note H—Board Approval of Advisory Agreements
Review Process The Investment Company Act of 1940 (the “1940 Act”) requires that the Trustees request and evaluate, and that Pax World Management LLC (the “Adviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Trust’s investment advisory contract (the “Management Contract”). Similarly, the 1940 Act requires that the Trustees request and evaluate, and that each of Morningstar Associates, LLC (“Morningstar”), Access Capital Strategies, Ariel Investments, LLC, ClearBridge Advisors, LLC, Community Capital Management, Inc., Everence Capital Management, Miller/Howard Investments, Inc., Neuberger Berman Management, LLC, Parnassus Investments and Portfolio 21 Investments (each a “Subadviser” and collectively, the “Subadvisers”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its respective subadvisory contract (each a “Subadvisory Contract” and collectively, the “Subadvisory Contracts”) among the Trust, the Adviser and such Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”) met telephonically and in person in March, May and June of 2011 for the purpose of considering the Management Contract and each Subadvisory Contract (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser and each Subadviser.
During the course of the contract review meetings, the Trustees met and discussed the Management Contract and each Subadvisory Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contract and each Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.
Nature, Extent and Quality of Services. In considering the Management Contract and each Subadvisory Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services provided to the Trust by the Adviser and each Subadviser. They considered the terms of the Management Contract and each Subadvisory Contract and received and considered information provided by management that described, among other matters:
•	the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services,

•	the investment program used by the Adviser and each Subadviser to manage the Funds;

•	possible conflicts of interest and fall-out benefits,

•	brokerage practices,

•	the compliance functions of the Adviser,

•	financial results, assets under management and other information relating to the financial resources of the Adviser, and

•	information relating to portfolio manager compensation.
In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Trust. They also took into account information concerning the investment philosophies and investment processes used by the Adviser and each Subadviser in managing the Funds as well as their in-house investment and social research capabilities. They also considered various investment resources available to the Adviser and each Subadviser, including research services

June 30, 2011
Notes to Financial Statements, continued
acquired with “soft dollars” available to the Adviser and each Subadviser as a result of securities transactions effected for the Funds.
The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and provides oversight and coordination of the Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Adviser’s and each Subadviser’s compliance and operational functions, as well as steps taken by the Adviser to enhance compliance and operational capabilities and the resources being devoted to each.
The Trustees concluded, within the context of their overall conclusions regarding the Management Contract and each Subadvisory Contract, that the scope of the services provided to each Fund by the Adviser under the Management Contract, and to each Fund by its applicable Subadvisers, was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent and quality of the services provided by the Adviser and each applicable Subadviser to each Fund were sufficient to warrant approval of the Management Contract and each Subadvisory Contract.
Fund Performance In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Lipper, Inc. (“Lipper”) regarding the total return investment performance of each Fund, comparing each such Fund’s investment results with those of other mutual funds identified by Lipper as having the same investment classification over the 1-year and since-inception periods ended March 31, 2011. The Trustees, including the Independent Trustees, also considered the performance of the sleeve(s) of each Fund managed by each Subadviser (other than Morningstar) relative to their respective benchmark indices, as well as the performance of Morningstar in allocating each Fund’s assets for investment among the applicable Subadvisers. The Trustees, including the Independent Trustees, considered the extent to which the performance of each Fund might be compared to that of other mutual funds that employ socially responsible investing practices, but in light of the limited number of such funds pursuing investment strategies similar to those of the Funds, determined that the broader

June 30, 2011
peer groups identified by Lipper represented a more appropriate comparison. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive during the year detailed comparative performance information for each Fund, which includes performance relative to one or more selected securities indices or other benchmarks. The Trustees also considered the portfolio turnover rates of each Fund. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract and each Subadvisory Contract, that the relevant performance record and process in managing each Fund were sufficient to support approval of the Management Contract and each Subadvisory Contract.
Fees and Other Expenses The Trustees, including the Independent Trustees, considered the advisory fees paid by each Fund to the Adviser, and the subadvisory fees paid to each Subadviser by the Adviser, as well as each Fund’s distribution and service (Rule 12b-1) fees, “other expenses” and total expense ratios. In doing so, the Trustees reviewed both information provided by management and information prepared by Lipper regarding the expenses of each Fund relative to those of other mutual funds identified by Lipper as having the same investment classification. In connection with their review, the Trustees considered the Adviser’s agreement to reimburse each Fund to the extent that such Fund’s ordinary operating expenses (with certain specified exceptions) exceed a percentage of average net assets per annum of each share class as follows:

Fund
Aggressive Growth	Class A	1.44%
	Class C	2.19%
	Institutional Class	1.19%

Growth	Class A	1.34%
	Class C	2.09%
	Institutional Class	1.09%

Moderate	Class A	1.24%
	Class C	1.99%
	Institutional Class	0.99%

Conservative	Class A	1.14%
	Class C	1.89%
	Institutional Class	0.89%

June 30, 2011
Notes to Financial Statements, continued
The Trustees noted that the Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Funds, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Funds, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Funds. The Trustees observed that the Funds’ advisory fees and total expenses remained generally in line with those of other mutual funds identified by Lipper.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract and each Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and each Subadviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the reimbursement agreements described above.
Costs of Services Provided and Profitability The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the profitability of the Adviser’s relationship with the Trust, including a profitability report prepared by management estimating the costs of services provided to each Fund by the Adviser, and the profitability to the Adviser of its advisory relationship with each Fund, in each case for the year ended December 31, 2010. The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser’s capital structure and cost of capital. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with the Trust was not excessive. The Trustees did not consider the profitability of any Subadvisory Contract because the structure of each Subadvisory Contract is such that any profits to the applicable Subadviser reduce the profitability of the Adviser, and the fees payable under each Subadvisory Contract are the product of arm’s-length bargaining between the applicable Subadviser and the Adviser.

June 30, 2011
Possible Fall-Out Benefits The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and each Subadviser from their relationships with the Trust, including reputational and other “fall out” benefits. During the course of the year, the Trustees received presentations from the Adviser, and information from each Subadviser, about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees considered the receipt of these benefits in light of the Adviser’s profitability, and concluded that such benefits were not excessive.
Possible Economies of Scale The Trustees, including the Independent Trustees, considered the extent to which the Adviser and each Subadviser may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that, as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund.
The Trustees noted that, in light of the small size and relatively recent launch of the Funds, the Funds did not yet appear to have achieved significant economies of scale. The Trustees concluded that the Funds’ overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders, the Adviser and each Subadviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.
Conclusions Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Management Contract and each Subadvisory Contract was in the best interests of the Fund and should be approved.

June 30, 2011
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This semi-annual report is intended for shareholders of the ESG Managers® Portfolios only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 877.374.7678, emailing info@paxworld.com or visiting www.esgmanagers.com.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 877.374.7678 or visit www.esgmanagers.com. Distributor: ALPS Distributors, Inc. member of FINRA (8/11).

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30 Penhallow Street, Suite 400
Portsmouth NH 03801
877.374.7678
www.esgmanagers.com
ESGM-SAR11

Item 2. Code of Ethics.
     This disclosure is not required for the Semi-annual report filing.
Item 3. Audit Committee Financial Expert.

This disclosure is not required for the Semi-annual report filing.
Item 4. Principal Accountant Fees and Services.
This disclosure is not required for the Semi-annual report filing.
Item 5. Audit Committee of Listed Registrants.
This disclosure is not applicable to the Registrant.
Item 6. Schedule of Investments.
A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11. Controls and Procedures.
     (a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
     (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.
(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Pax World Funds Series Trust I

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President
Date August 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)
Date August 24, 2011

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)
Date August 24, 2011

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